File No. 33-59216
                                                              File No. 811-07556




                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                [X]

                           PRE-EFFECTIVE AMENDMENT NO.               [ ]
                         POST-EFFECTIVE AMENDMENT NO. 13             [X]

                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940            [X]
                                AMENDMENT NO. 14                     [X]

                        (check appropriate box or boxes)

                        LIBERTY VARIABLE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                   Federal Reserve Plaza, 600 Atlantic Avenue,
                           Boston, Massachusetts 02210

        Registrant's Telephone Number Including Area Code: (617) 722-6000

                              JOHN A. BENNING, ESQ.
                    Senior Vice President and General Counsel
                        Liberty Financial Companies, Inc.
                   Federal Reserve Plaza, 600 Atlantic Avenue
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on ____________ pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ]  on ____________ pursuant to paragraph (a)(i) of Rule 485

[X]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on ____________ pursuant to paragraph (a)(ii) of Rule 485


An indefinite number of shares of beneficial interest of all existing and subsequently created series of the Trust under the Securities Act of 1933 were registered by the Registration Statement filed on March 8, 1993 under the Securities Act of 1933 pursuant to Rule 24f-2.

                        LIBERTY VARIABLE INVESTMENT TRUST
          [SoGen] Overseas Fund, Variable Series (the "Overseas Fund")
                              CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

PART A


FORM N-1A                                                     LOCATION
1.  Cover Page                                                Cover Page

2.  Synopsis                                                  The Trust

3.  Condensed Financial Information                           Financial Highlights; Other Considerations:
                                                              Investment Return

4.  General Description of Registrant                         Cover Page; The Trust

5.  Management of the Fund                                    Trust Management Organizations

5A. Management's Discussion of Fund                           Information required by Item 5A is included in
    Performance                                               the Annual Report for the year ended December 31, 1997
                                                              of Registrant's predecessor. As required by said Item 5,
                                                              the Registrant undertakes under "Financial Highlights"
                                                              in the Prospectus to provide a copy of said Annual Report
                                                              free of charge to persons requesting the same.

6.  Capital Stock and Other Securities                        The Trust; Other Considerations: Purchases
                                                              and Redemptions, Net Asset Value, Distributions,
                                                              Taxes, Shareholder Communications, Organization,
                                                              Meetings and Voting Rights

7.  Purchase of Securities Being Offered                      Other Considerations: Purchases and Redemptions,
                                                              Net Asset Value

8.  Redemption or Repurchase                                  Other Considerations: Purchases and Redemptions

9.  Pending Legal Proceedings                                 Not Applicable





PART B

FORM N-1A                                                     LOCATION

10. Cover Page                                                Cover Page

11. Table of Contents                                         Table of Contents

12. General Information and History                           More Facts About the Trust: Mixed and Shared Funding,
                                                              Organization; History

13. Investment Objectives and Policies                        Investment Objective, Policies and Restrictions

14. Management of the Fund                                    Investment Management and Other Services; More Facts
                                                              About the Trust: Trustees and Officers

15. Control Persons and Principal                             More Facts About the Trust: Principal
    Holders of Securities                                     Holders of Securities

16. Investment Advisory and Other                             Investment Management and Other Services;
    Services                                                  More Facts About the Trust: Custodian,
                                                              Independent Accountants and Financial Statements

17. Brokers Allocation and Other                              Other Considerations:
    Practices                                                 Portfolio Transactions

18. Capital Stock and Other Securities                        Other Considerations: Expenses of the Funds,
                                                              Purchases and Redemptions, Net Asset Value (Part A)

19. Purchase, Redemption and Pricing                          Other Considerations: Purchases and Redemptions, Net
    of Securities Being Offered                               Asset Value (Part A)

20. Tax Status                                                Other Considerations: Taxes
                                                              (Part A)




21. Underwriters                                              Other Considerations:  Purchases and Redemptions (Part A)

22. Calculation of Performance Data                           Investment Performance

23. Financial Statements                                      The financial statements required by item 23 with respect
                                                              to the Overseas Fund are incorporated by reference to
                                                              the December 31, 1997 Annual Report and the June 30, 1998
                                                              Semi-Annual Report of the Overseas Fund's predecessor, SoGen
                                                              Variable Overseas Fund.


PART C

         Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                                  PROSPECTUS

                       LIBERTY VARIABLE INVESTMENT TRUST
                     [SOGEN] OVERSEAS FUND, VARIABLE SERIES


                                January __, 1999






     NOT
             May lose value
    FDIC-
             No bank guarantee
   INSURED

                     [SOGEN] OVERSEAS FUND, VARIABLE SERIES
                             Federal Reserve Plaza

                              600 Atlantic Avenue
                          Boston, Massachusetts 02210

--------------------------------------------------------------------------------


[SoGen] Overseas Fund, Variable Series (the "Fund") is one of ten separate portfolios of Liberty Variable Investment Trust (the "Trust"), an open-end management investment company that offers its shares only as pooled funding vehicles for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") of participating insurance companies. The Trust may add or delete Funds from time to time.

The Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies. There is no assurance that the Fund will achieve its objective.


The Fund's investment advisor is [Societe Generale] Asset Management Corp.


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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


This Prospectus contains information about the Fund that a prospective investor should know before applying for certain variable annuity contracts and variable life insurance policies offered by separate accounts of insurance companies investing in the Trust. Please read it carefully and retain it for future reference.

Additional facts about the Funds are included in a Statement of Additional Information dated January __, 1999, incorporated herein by reference, which has been filed with the Securities and Exchange Commission. For a free copy write to Keyport Financial Services Corp. at 125 High Street, Boston, Massachusetts 02110 or other broker-dealers offering the variable annuity contracts and variable life insurance policies of Participating Insurance Companies (as such term is defined in this Prospectus).


--------------------------------------------------------------------------------

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE APPROPRIATE VA CONTRACTS OR VLI POLICIES OF THE APPLICABLE PARTICIPATING INSURANCE COMPANY. BOTH PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------

                The date of this Prospectus is January __, 1999

                               TABLE OF CONTENTS



                                                       Page
                                                      -----
THE TRUST ...........................................    3
FINANCIAL HIGHLIGHTS ................................    4
INVESTMENT OBJECTIVE AND POLICIES ...................    5
INVESTMENT RESTRICTIONS .............................    5
IMPLEMENTATION OF POLICIES AND RISKS ................    5
TRUST MANAGEMENT ORGANIZATIONS ......................    8
 The Trustees .......................................    8
 The Manager: Liberty Advisory Services Corp.
    (LASC) ..........................................    8
 The Sub-Advisor: [Societe Generale] Asset
    Management Corp. ................................    8
TRUST SERVICE ORGANIZATIONS .........................    8
 Custodian ..........................................    8
 Independent Accountants ............................    8

                                                      Page
                                                      -----
OTHER CONSIDERATIONS ................................    9
 Expenses of the Fund ...............................    9
 Portfolio Transactions .............................    9
 Rule 12B-1 Plan ....................................    9
 Year 2000 ..........................................    9
 Purchases and Redemptions ..........................   10
 Investment Return ..................................   10
 Net Asset Value ....................................   10
 Distributions ......................................   10
 Taxes ..............................................   11
 Shareholder Communications .........................   11
 Organization, Meetings, and Voting Rights ..........   12
 Additional Information .............................   12
APPENDIX A: Description of Bond Ratings .............  A-1

                                   THE TRUST


The Trust is an open-end management investment company currently consisting of ten series, one of which, [SoGen] Overseas Fund, Variable Series (the "Fund"), is offered by this Prospectus. The Trust may add or delete Funds from time to time.

The Trust is the funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") offered by the separate accounts of life insurance companies ("Participating Insurance Companies"), including life insurance companies that are affiliated with the investment advisor of the Fund.

The Participating Insurance Companies and their separate accounts are the shareholders or investors ("shareholders") of the Fund. Owners of VA contracts and owners of VLI policies invest in sub-accounts of separate accounts of the Participating Insurance Companies that, in turn, invest in the Fund.

The prospectuses of the separate accounts of the Participating Insurance Companies describe which Funds of the Trust are available to the separate accounts offering the VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses. However, Liberty Advisory Services Corp. (formerly named "Keyport Advisory Services Corp.") ("LASC") and the Board of Trustees of the Trust ("Board of Trustees") monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of VA contracts and VLI policies. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies arising from the fact that certain interests of the owners may differ. The Statement of Additional Information contains additional information regarding such differing interests and related risks.

LASC provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Trust.

[Societe Generale] Asset Management Corp. ("SoGen") subadvises the Fund pursuant to a Sub-Advisory Agreement (the "SoGen Sub-Advisory Agreement") with the Fund and LASC.

LASC has delegated various administrative matters to Colonial Management Associates, Inc. ("Colonial"), an affiliate of LASC and SoGen. Colonial also provides transfer agency and pricing and record keeping services to the Trust. Keyport Financial Services Corp. ("KFSC") serves as the principal underwriter of the Trust with respect to sales of shares to Participating Insurance Companies that are affiliated with LASC and SoGen, and Liberty Funds Distributors, Inc. ("LFDI") serves as the principal underwriter with respect to sales of shares to Participating Insurance Companies that are not affiliated with LASC and SoGen.

LASC, SoGen, Colonial, KFSC and LFDI, are wholly-owned direct or indirect subsidiaries of Liberty Financial Companies, Inc. ("LFC"). As of December 31, 1998, approximately ___% of the combined voting power of LFC's issued and outstanding voting stock was held, indirectly, by Liberty Mutual Insurance Company ("Liberty Mutual").

                              FINANCIAL HIGHLIGHTS

The information for the period from February 3, 1997 (commencement of operations) to December 31, 1997, has been audited by KPMG Peat Marwick LLP, certified public accountants, whose report thereon is incorporated by reference in the Statement of Additional Information. The information for the six months ended June 30, 1998 is unaudited. Further information concerning investment performance is contained in the Fund's 1997 Annual Report to Shareholders, which is available without charge.



                                                                          Six Months
                                                                            Ended             Period from
                                                                        June 30, 1998     February 3, 1997 to
                                                                         (Unaudited)       December 31, 1997
                                                                       ---------------   --------------------
Selected Per Share Data
Net asset value, beginning of period ...............................      $  9.77            $ 10.00
                                                                          -------            -------
Income from investment operations:
 Net investment income (loss) ......................................         0.11              (0.01)
 Net realized and unrealized gains (losses) on investments .........         0.63              (0.22)
                                                                          -------            -------
   Total from investment operations ................................         0.74              (0.23)
                                                                          -------            -------
Net asset value, end of period .....................................      $ 10.51            $  9.77
                                                                          =======            =======
Total Return .......................................................        15.14%*            (2.30)%++
Ratios and Supplemental data
Net assets, end of period (000's) ..................................      $ 4,267            $ 1,391
Ratio of operating expenses to average net assets ..................         2.00%*+            2.00%*+
Ratio of net investment income to average net assets ...............         1.83%*++          (0.14)%*++
Portfolio turnover rate ............................................         9.13%              8.88%
Average commission rate paid# ......................................      $0.0114            $0.0098



----------------
* Annualized.

++ Total return for the period ended December 31, 1997 is not annualized.

+ The annualized ratio of operating expenses to average net assets for the six months ended June 30, 1998 and the period from February 3, 1997 to December 31, 1997 would have been 4.18% and 16.07%, respectively, without the effect of earnings credits, and the investment advisory fee waiver and expense reimbursement provided by SoGen.

++ The annualized ratio of net investment income to average net assets for the six months ended June 30, 1998 and the period from February 3, 1997 to December 31, 1997 would have been (0.35%) and (14.20%), respectively, without the effects of the earnings credits, and the investment advisory fee waiver and expense reimbursement provided by SoGen.

# Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher.

Further information about the performance of the Fund is contained in the Trust's annual report to shareholders for the period ended December 31, 1997, which may be obtained without charge from KFSC or from the Participating Insurance Company issuing the applicable VA contract or VLI policy.

                       INVESTMENT OBJECTIVE AND POLICIES

General. All investments, including mutual funds, have risks, and no one mutual fund is suitable for all investors. The Fund by itself does not constitute a complete investment program. The net asset value of the shares of the Fund will vary with market conditions and there can be no guarantee that the Fund will achieve its investment objective.

More information about the portfolio securities in which the Fund invests, including certain risks and investment limitations, is provided in the Statement of Additional Information.

Investment Objective. The Fund seeks long-term growth of capital.

Investment Program. The Fund seeks to achieve its investment objective by investing primarily in securities of small and medium size non-U.S. companies. The Fund particularly seeks companies that have growth potential, financial strength and stability, strong management and fundamental value. However, the Fund may invest in companies that do not have all of these characteristics.

The Fund may invest in securities traded in mature markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (Mexico and Indonesia, for example). A list of the mature and emerging markets in which the Fund may invest is included in the Statement of Additional Information under "Investment Policies, Techniques and Risks--Foreign Securities." There are no limits on the Fund's geographic asset distribution, but the Fund ordinarily invests in at least three countries outside the United States.

The equity securities in which the Fund may invest include common and preferred stocks, warrants or other similar rights, and convertible securities. The Fund may purchase foreign securities in the form of sponsored or unsponsored American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) or other securities representing underlying shares of foreign issuers. The Fund may also invest in any other type of security, including up to 20% of its total assets in debt securities. Such debt securities may include lower-rated securities, commonly referred to as "junk bonds" (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund's assets that may be invested in debt securities in a particular rating category. Under normal market conditions, the Fund invests at least 75% of its total assets, taken at market value, in foreign securities. The Fund may also invest in "structured securities" in which the value is linked to the price of an underlying instrument.

                            INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions that may not be changed without shareholder approval. Among other restrictions, the Fund will not:

1. With respect to 75% of its total assets, invest more than 5% of its assets (valued at time of investment) in securities of any one issuer, except in U.S. government obligations, or acquire securities of any one issuer which at the time of investment represent more than 10% of the voting securities of the issuer;

2. Borrow money except that in exceptional circumstances the Fund may borrow from banks for temporary purposes, provided that such borrowings shall be unsecured and may not exceed 10% of the Fund's net assets at the time of borrowing (including the amount borrowed). The Fund will not purchase securities while borrowings exceed 5% of its total assets; or

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry (other than U.S. Government Securities).

A complete description of the Fund's investment restrictions is included in the Statement of Additional Information.

                      IMPLEMENTATION OF POLICIES AND RISKS

In addition to the investment policies described above (and subject to certain restrictions described herein), the Fund may invest in some or all of the following securities and employ some or all of the following investment techniques, some of which may present special risks as described below. A more complete discussion of these securities and investment techniques and their associated risks is contained in the Fund's Statement of Additional Information.

Because the Fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the Fund's stated objectives will be realized. SoGen will seek to minimize these risks through professional management and investment diversification. The value of shares of the Fund when sold may be higher or lower than when purchased. SoGen advises certain other investment companies with the same or similar investment objectives. The

Fund, however, is separately managed and the investments made by the Fund will not necessarily be the same as those made on behalf of the other investment companies managed by SoGen.

Foreign Securities. Under normal conditions, the Fund invests in a diversified portfolio of foreign securities. From time to time, many foreign economies have grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue. International investing allows investors to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

The greater risks involved in foreign investing should be understood and carefully considered. Investing in foreign securities and other positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts (see "Currency Exchange Transactions" below), involve certain risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in the rates of exchange between the U.S. dollar and foreign currencies; changes in exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Investing in countries outside the United States entails political risk. There exists the possibility of restrictions on foreign investors, expropriation of assets, confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, or other adverse political or social developments that could affect investment in these nations. Economies in individual markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced extremely high rates of inflation for many years. That has had and may continue to have very negative effects on the economies and securities markets of those countries.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. There also may be a lower level of monitoring and regulation in emerging markets of traders, insiders and investors. Enforcement of existing regulations has been extremely limited.

The Fund is subject to the following guidelines for diversification of foreign security investments. If the Fund has less than 20% of its assets in foreign issuers, then all of such investment may be in issuers located in one country. If the Fund has at least 20% but less than 40% of its assets in foreign issuers, then such investment must be allocated to issuers located in at least two different countries. Similarly, if the Fund has at least 40% but less than 60% of its assets in foreign issuers, such investment must be allocated to at least three different countries. Foreign investments must be allocated to at least four different countries if at least 60% of the Fund's assets are in foreign issuers, and to at least five different countries if at least 80% are invested in foreign issuers. For purposes of such allocations, a company will be considered located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced. In addition, the Fund may have no more than 20% of its net assets invested in securities of issuers located in any one country, except that the Fund may have 35% of its net assets invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany. The Fund's investment in the U.S. issuers is not subject to the foreign country diversification guidelines.

Currency Exchange Transactions. The Fund may engage in currency exchange transactions to hedge against losses in the U.S. dollar value of its portfolio securities resulting from possible variations in exchange rates and not for speculation. A currency exchange transaction may be conducted either on a spot (i.e. cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker/dealers, are not exchange-traded and are usually for less than one year, but may be renewed. Currency exchange transactions may involve currencies of the different countries in which the Fund may invest. Although forward contracts may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return.

Investments in Debt Securities. The Fund may invest up to 20% of its total assets in debt securities that are below investment grade quality. The Fund may also invest in debt securities which are in default. "Investment grade" debt securities are those rated within the four highest ratings categories of S&P or Moody's or, if unrated, determined by the Fund's investment adviser to be of comparable quality. The market value of debt securities generally varies in response to changes in interest rates and the financial conditions of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

Securities rated BBB by S&P or Baa by Moody's (the lowest investment grade ratings) are considered to be medium grade and to have speculative characteristics. Debt securities that are rated below investment grade or, if unrated, are considered by SoGen to be equivalent to below investment grade (often referred to as "junk bonds"), on balance, are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy. They are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt securities. (For additional information on these debt securities see Appendix A to this Prospectus and "Lower-Rated Debt Securities" in the Statement of Additional Information.)

Other Investment Companies. Certain markets are closed in whole or in part to equity investments by foreigners. The Fund may be able to invest in such markets solely or primarily through governmentally-authorized investment companies. The Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These restrictions do not apply to certain investment companies known as private investment companies and "qualified purchaser" investment companies.

Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in such an investment company unless, in the judgement of the Fund's investment adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses.

"When-Issued" or "Delayed Delivery" Securities. The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed delivery basis are recorded as assets and are marked-to-market daily. The Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Fund reserves the right to sell acquired when-issued or delayed delivery securities before their settlement dates if deemed advisable.

Structured Securities. The Fund may invest in structured notes and/or preferred stock, the value of which is linked to the price of an underlying instrument. Structured securities have different characteristics and risks than other types of securities in which the Fund may invest. For example, the coupon, dividend and/or redemption amounts may be increased or decreased depending on the change in the value of an underlying instrument. See "Structured Securities" in the Statement of Additional Information for further information.

Temporary Strategies; Cash Reserves. The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, SoGen may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. Most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies.

In addition, pending investment of proceeds from new sales of shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

Illiquid Securities. The Fund may invest up to 15% of its total assets in illiquid securities, including securities acquired in private placements. Because an active trading market for such securities may not exist, the sale of such securities may be subject to delay and additional costs. Time deposits and repurchase agreements maturing in more than seven days are considered to be illiquid. The Fund, subject to the limitations for illiquid investments stated above, may purchase securities that have been privately placed but that are not eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That rule permits certain qualified institutional buyers, such as the Fund, to trade in private placed securities that have not been registered for sale under that Act. Rule 144A securities may or may not be liquid depending on the guidelines established by the Board of Trustees of the Trust. See "Illiquid Securities" in the Statement of Additional Information.

Expenses. The cost of investing in foreign securities is higher than the cost of investing in U.S. securities. Investing in the Fund is an efficient way for an individual to participate in foreign markets, but its expenses, including advisory and custody fees, are higher than the expenses of a typical domestic mutual fund.

Change of Objective. The Fund's investment objective may be changed by the Board of Trustees of the Trust without shareholder approval. If there were such a change, each shareholder should consider whether the Fund would remain an appropriate investment in light of his or her then current financial position and needs. Shareholder will be notified a minimum of sixty days in advance of any change in investment objective.

                         TRUST MANAGEMENT ORGANIZATIONS

                                  The Trustees

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information on the Trustees.

              The Manager: Liberty Advisory Services Corp. (LASC)

LASC, 125 High Street, Boston Massachusetts 02110, is the manager of the Trust. LASC was incorporated on January 8, 1993 under the laws of the Commonwealth of Massachusetts.


In accordance with its Management Agreements with the Trust, LASC designs and supervises a continuous investment program for the Fund and the other portfolios of the Trust, evaluates and monitors the performance, investment programs, and compliance with applicable laws and regulations of SoGen and the Sub-Advisors of the other portfolios of the Trust, and recommends to the Board of Trustees whether SoGen's and such other Sub-Advisers' respective contracts should be continued or modified and whether a new sub-adviser or multiple sub-advisers should be added or deleted. LASC is also responsible for administering the Trust's operations, including the provision of office space and equipment in connection with the maintenance of the Trust's headquarters, preparation and filing of required reports, arrangements for Trustees' and shareholders' meetings, maintenance of the Trust's corporate books and records, communications with shareholders, and oversight of custodial, accounting and other services provided to the Fund and the other portfolios of the Trust by others. In accordance with its Management Agreements with the Trust, LASC may, at its own expense, delegate the performance of certain of its administrative responsibilities to its affiliate LFC, or any of LFC's majority-owned subsidiaries. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority. LASC, or its affiliates, pay all compensation of the Trust's trustees and officers who are employees of LASC or its affiliates.

The Trust may add funds that utilize the investment advisory services of more than one portfolio adviser, whereby each portfolio adviser is responsible for specified portions of the Funds' investments. LASC will be responsible for the selection and supervision of such advisers and the allocation of the portions of the assets among such advisers.

The management fee payable to LASC by the Fund under the Management Agreement is at the annual rate of 0.75% of the average daily net assets of the Fund, accrued daily and paid monthly, from which LASC pays SoGen a sub-advisory fee at the annual rate of 0.55% of such average daily net assets. LASC, SoGen and
Colonial have voluntarily agreed until       , 2001 to waive a portion of the
management, sub-advisory and transfer agency fees otherwise payable to them to the extent the ratio of the Fund's annual operating expenses, excluding interest, taxes, brokerage commissions, expenses which are capitalized in accordance with accepted accounting principles and extraordinary expenses, to
its average daily net assets exceeds   %.

           The Sub-Advisor: [Societe Generale] Asset Management Corp.

[SoGen], previously known as Societe Generale Asset Management Corp., as Sub-Advisor to LASC, manages the Fund's investment portfolio. SoGen, a registered investment adviser formed in 1990 whose address is 1221 Avenue of
the Americas, New York, NY 10020, has since        been a direct wholly-owned
subsidiary of LFC and an affiliate of LASC and Colonial, it previously having been an indirect subsidiary of Societe Generale, a French bank. Jean-Marie Eveillard, President and a director of SoGen, is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Eveillard has been a director and President or Executive Vice President of SoGen since prior to 1993.


                          TRUST SERVICE ORGANIZATIONS


                                   Custodian

The Chase Manhattan Bank, 3 Chase Metro Tech Center, 8th Floor, Brooklyn, New York 11245 is the custodian of the Fund's portfolio securities. Foreign securities are maintained in the custody of foreign branches of U.S. banks, foreign banks and foreign trust companies that are members of The Chase Manhattan Bank's global custody network or foreign depositories used by such members.

                            Independent Accountants


Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110 are the Trust's independent accountants.


KPMG Peat Marwick LLP, 757 Third Avenue, New York, NY 10017, are the Fund's independent accountants.

                              OTHER CONSIDERATIONS


                              Expenses of the Fund

The Fund generally will pay all its expenses, other than those borne by LASC, Colonial, and SoGen. LASC, SoGen and Colonial have voluntarily agreed, until
      , 2001, to waive a portion of the management, sub-advisory and transfer agency fees otherwise payable to them to the extent the ratio of the Fund's annual operating expenses, excluding interest, taxes, brokerage, and other expenses which are capitalized in accordance with accepted accounting procedures, and extraordinary expenses, to it average daily net assets exceeds
  %.

The expenses payable by the Fund include, among other things, the management fees payable to LASC, described above; fees for services of independent accountants; consultant fees; legal fees; transfer agent, custodian and portfolio record keeping and tax information services fees; fees for pricing and record keeping services, and of equipment for communication among the Fund's custodian, LASC, Colonial, SoGen and others; taxes and fees for the preparation of the Fund's tax returns; brokerage fees and commissions; interest; costs of Board of Trustees and shareholder meetings; cost of updates and printing of prospectuses and reports to shareholders; fees for filing reports with regulatory bodies and the maintenance of the Trust's existence; membership dues for industry trade associations; fees to federal authorities for the registration of the shares of the Fund; fees and expenses of Trustees who are not directors, officers, employees or stockholders of LASC, Colonial, SoGen or their affiliates; insurance and fidelity bond premiums; and other extraordinary expenses of a non-recurring nature.

It is the policy of the Trust that expenses directly charged or attributable to any particular portfolio of the Trust, including the Fund, will be paid from the assets of that portfolio. General expenses of the Trust will be allocated among and charged to the assets of each of the portfolios of the Trust, including the Fund, on a basis that the Board of Trustees deems fair and equitable, which may be based on the relative assets of each portfolio or the nature of the services performed and their relative applicability to each portfolio.

                             Portfolio Transactions

SoGen selects the brokers and dealers which execute orders for the purchase and sale of the Fund's portfolio securities. SoGen seeks to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable securities prices, taking into account a number of largely judgmental considerations. In addition, subject to the policy of best execution and to applicable regulations, SoGen may consider sales of the Fund's shares as a factor in the selection of brokers to execute portfolio transactions.

                                Rule 12B-1 Plan

The Fund has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund may pay KFSC and LFDI (the "Distributors") a quarterly distribution related fee at an annual rate not to exceed 0.25% of the average daily value of the Fund's net assets. Under the terms of the Plan, the Fund is authorized to make payments to the Distributors for remittance to an insurance company that is the issuer of a VA Contract or VLI Policy invested in shares of the Fund in order to pay or reimburse such insurance company for distribution and shareholder servicing-related expenses incurred or paid by such insurance company. The Distributors bear distribution expenses to the extent they are not covered by payments under the Plan. Any distribution expenses incurred by the Distributors in any fiscal year of the Fund, which are not reimbursed from payments under the Plan accrued in such fiscal year, will not be carried over for payment under the Plan in any subsequent year.

Expenses payable pursuant to this Plan may include, but are not necessarily limited to: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective VA Contract and VLI Policy owners; (b) those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund and including materials intended for use within the insurance company, or for broker-dealer only use or retail use; (c) holding seminars and sales meetings designed to promote the distribution of Fund shares; (d) obtaining information and providing explanations to VA Contract and VLI Policy owners regarding Fund investment objectives and policies and other information about the Fund, including its performance; (e) training sales personnel regarding the Fund; (f) compensating sales personnel in connection with the allocation of cash values and premiums of VA Contract and VLI Policies to the Fund; (g) personal service and/or maintenance of VA Contract and VLI Policy accounts with respect to Fund shares attributable to such accounts; and (h) financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of shares.

                                   Year 2000

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by LASC, SoGen and Colonial or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." LASC, SoGen and Colonial are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and are taking steps to obtain reasonable assurances that comparable steps are being taken by the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.


                           Purchases and Redemptions


The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund based on, among other things, the net amount of purchase payments to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts and VLI policies, including deductions for fees and charges by the applicable insurance company separate account. The Fund continuously offers and redeems shares at net asset value without the addition of any selling commission, sales load or redemption charge. Shares are sold and redeemed at their net asset value as next determined after receipt of purchase payments or redemption requests, respectively, by the separate accounts. Similarly, shares are sold or redeemed as a result of such other transactions under the VA contracts and VLI policies at the net asset value computed for the day on which such transactions are effected by the separate accounts. The right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations.


                               Investment Return


Average annual total return for the Fund is calculated in accordance with the Securities and Exchange Commission's formula and assumes reinvestment of all distributions. Other total returns differ from average annual total return only in that they may relate to different time periods and may represent aggregate as opposed to average annual total returns. The Fund's average annual total return is determined by computing the annual percentage change in value of a $1,000 investment in the Fund for a specified period, assuming reinvestment of all dividends and distributions.

Performance information describes the Fund's performance for the period shown and does not predict future performance. Comparison of the Fund's yield or total return with those of alternative investments should consider differences between the Fund and the alternative investments. The Fund's investment performance figures do not reflect the cost of insurance and the separate account fees and charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies, and which will decrease the return realized by a contract or policyholder.


                                Net Asset Value


The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time). Net asset value per share is calculated for the Fund by dividing the current market value of total portfolio assets, less all liabilities (including accrued expenses), by the total number of shares outstanding. Net asset value is determined on each day when the NYSE is open, except on such days in which no order to purchase or redeem shares is received. The NYSE is scheduled to be open Monday through Friday throughout the year except for certain federal and other holidays.


All assets denominated in foreign currencies are converted to U.S. dollars. The books and records of the Trust are recorded in U.S. dollars.

Fund securities are valued based on market quotations or, if such quotations are not available, at fair market value determined in good faith under procedures established by the Board of Trustees. Investments maturing in 60 days or less are valued at amortized cost.


                                 Distributions


The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less estimated expenses (including the advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

                                     Taxes


The Fund intends to elect to be treated and to qualify as a "regulated investment company" under Subchapter M of the Code. As a result of such election, for any tax year in which the Fund meets the investment limitations and the distribution, diversification and other requirements referred to below, to the extent the Fund distributes its taxable net investment income and its net realized long-term and short-term capital gains, the Fund will not be subject to federal income tax, and the income of the Fund will be treated as the income of its shareholders. Under current law, since the shareholders are life insurance company "segregated asset accounts," they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of VA contracts and VLI policies.

Among the conditions for qualification and avoidance of taxation at the Trust level, Subchapter M imposes investment limitations, distribution requirements, and requirements relating to the diversification of investments. The requirements of Subchapter M may affect the investments made by each portfolio of the Trust, including the Fund. Any of the applicable diversification requirements could require a sale of assets of a portfolio that would affect the net asset value of the Fund.

In addition, the Tax Reform Act of 1986 made certain changes to the tax treatment of regulated investment companies, including the imposition of a nondeductible 4% excise tax on certain undistributed amounts. To avoid this tax, the Fund must declare and distribute to its shareholders by the end of each calendar year at least 98% of ordinary income earned during that calendar year and at least 98% of capital gain net income, net of carry-forward losses, if any, realized for the twelve-month period ending October 31 of that year, plus any remaining undistributed income from the prior year.

Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Trust and its portfolios, including the Fund, will be Participating Insurance Companies and their separate accounts that fund VA contracts, VLI policies and other variable insurance contracts and retirement plans. The prospectus that describes a particular VA contract or VLI policy discusses the taxation of both separate accounts and the owner of such contract or policy.

The Fund intends to comply with the requirements of Section 817(h) of the Code and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements affecting the securities in which the Fund may invest and other limitations. The diversification requirements of Section 817(h) of the Code are in addition to the diversification requirements under Subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the Participating Insurance Company offering the VA contracts and VLI policies and immediate taxation of all owners of the contracts and policies to the extent of appreciation on investment under the contracts. The Trust believes it is in compliance with these requirements.


The Secretary of the Treasury may issue additional rulings or regulations that will prescribe the circumstances in which a variable insurance contract owner's control of the investments of a segregated asset account may cause such owner, rather than the insurance company, to be treated as an owner of the assets of a segregated asset account. It is expected that such regulations would have prospective application. However, if a ruling or regulation were not considered to set forth a new position, the ruling or regulation could have retroactive effect.


The Trust therefore may find it necessary, and reserves the right to take action to assure, that a VA contract or VLI policy continues to qualify as an annuity or insurance contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of any portfolio, including the Fund or substitute the shares of one portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the contract and policy owners with interests invested in the affected portfolio and without prior approval of the Securities and Exchange Commission, or the approval of a majority of such owners, to the extent legally required.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced tax or exemption from tax on such income.


Gains and losses from foreign currency dispositions, foreign-currency denominated debt securities and payables or receivables, and foreign currency forward contracts are subject to special tax rules that generally cause them to be recharacterized as ordinary income and losses, and may affect the timing and amount of the Fund's recognition of income, gain or loss.

It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets, if any, to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain.

The preceding is a brief summary of some relevant tax considerations. This discussion is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                           Shareholder Communications

Owners of VA contracts and VLI policies, issued by the Participating Insurance Companies or for which shares of one or more Funds are the investment vehicles, receive from the Participating Insurance Company unaudited semi-annual financial statements and audited year-end financial statements of such Funds certified by the Trust's independent auditors. Each report shows the investments owned by each Fund and provides other information about the Trust and its operations. Copies of such reports may be obtained from the Participating Insurance Company or the Secretary of the Trust.

                   Organization, Meetings, and Voting Rights


The Trust, of which the Fund is a separate series, or portfolio, is organized as a Massachusetts business trust under an Agreement and Declaration of Trust ("Declaration of Trust") dated March 4, 1993. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or the Board of Trustees. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value, in one or more series as the Board of Trustees may authorize. Each portfolio, including the Fund, is a separate series of the Trust.

The Fund is the successor to a portfolio of SoGen Variable Funds, Inc., an investment company organized under the laws of Maryland in September, 1995. On
      , 199 , the shareholders of the predecessor series approved an Agreement and Plan of Reorganization pursuant to which the predecessor portfolio was reorganized as a separate series, or portfolio, of the Trust. At the closing of the reorganization, the shares of the predecessor portfolio were exchanged for shares of the Fund equal in net asset value.

Each share of the Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board of Trustees with respect to the Fund, and all shares of the Fund have equal rights in the event of liquidation of the Fund.

The Trust is not required to hold annual meetings and does not intend to do so. However, special meetings may be called for purposes such as electing Trustees or approving an amendment to an advisory contract. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required to vote separately by portfolio. Shareholders have the power to remove Trustees and to call meetings to consider removal.


Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable portfolio thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable portfolio) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one portfolio of sustaining a loss on account of liabilities incurred by another portfolio also is believed to be remote.


                             Additional Information


This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained from the Commission or may be examined at the office of the Commission in Washington, D.C.

                                   APPENDIX A

Description of Bond Ratings

The ratings of certain debt instruments in which one or more of the Funds may invest are described below:

Standard and Poor's Corporation--Bond Ratings

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

C ratings are reserved for income bonds on which no interest is being paid.

D bonds are in default, and payment of interest and/or principal is in arrears.

Plus (+) or minus (-) are modifiers relative to the standing within the major rating categories.

Moody's Investors Service, Inc.--Bond Ratings

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

               Distributed by: Keyport Financial Services Corp.
                     125 High Street, Boston, MA 02110-2712



                        Liberty Funds Distributors, Inc.
                              One Financial Place
                                Boston, MA 02111


           Liberty Variable Investment Trust Managed and Advised by:
                         Liberty Advisory Services Corp.
                                125 High Street
                          Boston, Massachusetts 02110


                                  Sub-Adviser
                   [Societe Generale Asset Management Corp.]
                          1221 Avenue of the Americas
                               New York, NY 10020










VIT                                                                       5/98

                        LIBERTY VARIABLE INVESTMENT TRUST

                     [SoGen] Overseas Fund, Variable Series

                   Federal Reserve Plaza, 600 Atlantic Avenue
                           Boston, Massachusetts 02210




                       STATEMENT OF ADDITIONAL INFORMATION
                              Dated January  , 1999

         The Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Trust's Prospectus, dated January , 1999 and any supplement thereto, which may be obtained at no charge by calling Keyport Financial Services Corp. at (800) 437-4466, or by contacting the applicable Participating Insurance Company, or the broker-dealers offering certain variable annuity contracts or variable life insurance policies issued by the Participating Insurance Company.

         The date of this SAI is January  , 1999.

                                TABLE OF CONTENTS


ITEM                                                                      PAGE
INVESTMENT MANAGEMENT AND OTHER SERVICES...............................   S-3
         General.......................................................   S-3
         Fund Charges and Expenses; Expense Limitations................   S-4
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS........................   S-4
         Investment Objectives.........................................   S-4
         Investment Policies, Techniques and Risks.....................   S-4
         Investment Restrictions.......................................   S-10

MORE FACTS ABOUT TRUST ................................................   S-12
         Mixed and Shared Funding......................................   S-12
         Distribution of the Fund's Shares.............................   S-12
         Organization..................................................   S-14
         Trustees and Officers ........................................   S-14
         Principal Holders of Securities...............................   S-19
         Custodian.....................................................   S-20

OTHER CONSIDERATIONS ..................................................   S-20
         Portfolio Turnover ...........................................   S-20
         Suspension of Redemptions.....................................   S-20
         Valuation of Securities ......................................   S-21
         Portfolio Transactions .......................................   S-21

INVESTMENT PERFORMANCE ................................................   S-23
HISTORY ...............................................................   S-24
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS.......................   S-24

         Liberty Variable Investment Trust (the "Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust currently offers ten Funds, one of which, - [SoGen] Overseas Fund, Variable Series (the "Fund"),
- is the subject of this Statement of Additional Information. The Trust may add or delete Funds from time to time. The Trust commenced operations on July 1, 1993.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

General

         Liberty Advisory Services Corp. ("LASC") serves as Manager pursuant to an investment advisory agreements between the Trust on behalf of the Fund (the "Management Agreement"). LASC is a direct wholly owned subsidiary of Keyport Life Insurance Company ("Keyport"), which is an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). As of December 31, 1998, approximately _____% of the combined voting power of LFC's outstanding voting stock was owned, indirectly, by Liberty Mutual Insurance Company ("Liberty Mutual").

         LASC and the Trust, on behalf of the Fund, have entered into a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with [Societe Generale] Asset Management Corp. ("SoGen"). SoGen is an indirect wholly owned subsidiary of LFC.

         Liberty Advisory Services Corp. Keyport owns all of the outstanding common stock of LASC. LASC's address is 125 High Street, Boston, Massachusetts 02110. The directors and principal executive officer of LASC are: John W. Rosensteel (principal executive officer); John E. Arant, III, James J. Klopper, and Paul H. LeFevre, Jr. Mr. Rosensteel also is a director of Keyport Financial Services Corp. ("KFSC"), the principal underwriter for shares of the Funds sold to Participating Insurance Companies (as such term is defined in the Prospectus) that are affiliated with Keyport.

         [Societe Generale] Asset Management Corp. LFC, 600 Atlantic Avenue, Boston, Massachusetts 02210, owns all the outstanding capital stock of SoGen. The directors and principal executive officer of SoGen are: Jean-Marie Eveillard (principal executive officer), Kenneth R. Leibler and Lindsay Cook.

         The Management and Sub-Advisory Agreements provide that neither LASC or SoGen, nor any of their respective directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by LASC or SoGen of its duties under such agreements, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of LASC or SoGen in the performance of its duties or from reckless disregard by it of its obligations and duties thereunder.

Fund Charges and Expenses; Expense Limitations

         The Fund is the successor to a series, or portfolio, of SoGen Variable Funds, Inc., an investment company sponsored by SoGen and formed in September, 1995. The predecessor portfolio commenced operations on February 3, 1997, and was reorganized as the Fund on _______, 1999 following the acquisition of all the capital stock of SoGen by LASC's indirect parent, LFC. SoGen waived in its entirety the advisory fee of $5,742 payable to it by the predecessor portfolio for the period from February 3, 1997 through December 31, 1997.

         The management fee payable to LASC by the Fund under the Management Agreement is at the annual rate of 0.75% of the average daily net assets of the Fund, accrued daily and paid monthly, from which LASC, under the Sub-Advisory Agreement, pays SoGen at the annual rate of 0.55 % of such average daily net assets. LASC, SoGen and Colonial Management Associates, Inc. ("Colonial"), which provides transfer agency and pricing and bookkeeping services to the Fund, have voluntarily agreed until __________, 2001 to waive the management, sub-advisory, transfer agency and pricing and bookkeeping fees otherwise payable to them to the extent the ratio of the Fund's annual operating expenses, excluding interest, taxes, brokerage commissions, expenses which are capitalized in accordance with accepted accounting principles and extraordinary expenses, to its average daily net assets exceeds _____%.


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

Investment Objective.

         The Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies. The Fund uses the techniques and invests in the types of securities described below and in the Prospectus.

Investment Policies, Techniques and Risks.

         Foreign Securities. The Fund will invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. The Fund may invest in securities of foreign issuers directly or in the form of American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global offerings where two securities are issued simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets. GDR's are designed for use in the U.S. and

European securities markets. The Fund may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADRs. The Fund does not expect to invest 5% or more of its total assets in unsponsored ADRs.

         With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of the Fund is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

         Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in the rates of exchange between the U.S. dollar and foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

         Although the Fund seeks to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

         The countries in which the Fund invests are included in those listed below. The Fund may not invest in all the countries listed, and it may invest in other countries as well, when such investments are consistent with the Fund's investment objective and policies.


            Mature Markets                                                Emerging Markets
            --------------                                                ----------------
Australia                  Japan                                Argentina               Nigeria
Austria                    Luxembourg                           Brazil                  Pakistan
Belgium                    Netherlands                          Chile                   People's Republic of China
Canada                     New Zealand                          Czech Republic          Peru
Denmark                    Norway                               Ecuador                 Philippines
Finland                    Singapore                            Greece                  Poland
France                     Spain                                Hungary                 Portugal
Germany                    Sweden                               India                   South Africa
Hong Kong                  Switzerland                          Indonesia               South Korea
Ireland                    United Kingdom                       Israel                  Sri Lanka
Italy                      United States                        Jamaica                 Taiwan
                                                                Jordan                  Thailand
                                                                Kenya                   Turkey
                                                                Malaysia                Uruguay
                                                                Mexico                  Venezuela
                                                                Morocco                 Vietnam


         It may not be feasible for the Fund currently to invest in all of these countries due to restricted access to their securities markets or inability to implement satisfactory custodial arrangements.

         Currency Exchange Transactions. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("Forward Contract"). A Forward Contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward Contracts are usually entered into with banks and broker/dealers, are not exchange traded and are usually for less than one year, but may be renewed.

         Currency exchange transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund's currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a Forward Contract with respect to specific payables or receivables of the Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a Forward Contract with respect to a portfolio security position denominated or quoted in a particular currency. The Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.

         If the Fund enters into a Forward Contract, the custodian bank will segregate liquid assets of the Fund having a value equal to the Fund's commitment under such Forward Contract. At the maturity of a Forward Contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a Forward Contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in Forward Contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new Forward Contract to sell the currency. Should forward prices decline during the period between the date the Fund enters into a Forward Contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

         Lower-Rated Debt Securities. The Fund may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), commonly called "junk bonds") and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund's assets that may be invested in debt securities in a particular rating category, except that the Fund will not invest more than 20% of its assets in securities rated below investment grade or unrated securities considered by the investment adviser to be of comparable credit quality.

         Securities rated BBB by S&P or Baa by Moody's (the lowest investment grade ratings) are considered to be of medium grade and to have speculative characteristics. Debt securities rated below investment grade are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Although lower-rated debt and comparable unrated debt securities may offer higher yields than do higher rated securities, they generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which lower-rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. See "Computation of Net Asset Value." Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher rated securities.

         Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities' prices because the advent of a recession could lessen the ability of a highly-leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, the Fund may incur additional expenses seeking recovery.

         A more complete description of the characteristics of bonds in each rating category is included in the appendix to this Statement of Additional Information.

         Bank Obligations. The Fund may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers' acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in these instruments are limited to obligations of domestic banks (including their foreign branches) and U.S. and foreign branches of foreign banks having capital surplus and undivided profits in excess of $100 million.

         When-Issued or Delayed-Delivery Securities. The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the investment adviser deems it advisable for investment reasons.

         At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase net asset value fluctuation.

         Structured Securities. The Fund may invest in structured notes and/or preferred stock, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. Structured securities differ from other types of securities in which the Fund may invest in several respects. For example, the coupon dividend and/or redemption amount at maturity may be increased or decreased depending on changes in the value of the underlying instrument.

         Investment in structured securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument.

         Illiquid Securities. The Fund may invest up to 15% of its total assets in illiquid securities, including certain securities that are subject to legal or contractual restrictions on resale ("restricted securities").

         Generally, restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Restricted securities will be priced at fair value as determined in good faith by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

         Notwithstanding the above, the Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. SoGen, under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction on investing in illiquid securities. A determination as to whether a Rule 144A security is liquid or not is a question of fact. In making this determination, SoGen will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, SoGen could consider
(1) the frequency of trades and quotes, (2) the number of dealers and potential purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what steps, if any, are required to assure that the Fund does not invest more than the maximum percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         Change of Objective. The investment objective of the Fund is not a fundamental policy and, accordingly, may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified a minimum of sixty days in advance of any change in investment objective.

Investment Restrictions.

     In pursuing its investment objective, the Fund will not:

     1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of any one issuer, except securities issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities, or acquire securities of any one issuer which, at the time of investment, represent more than 10% of the voting securities of the issuer;

     2. Borrow money except that in exceptional circumstances the Fund may borrow from banks for temporary purposes, provided that such borrowings shall be unsecured and may not exceed 10% of the Fund's net assets at the time of the borrowing (including the amount borrowed). The Fund will not purchase securities while borrowings exceed 5% of its total assets;

     3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry other than U.S. Government Securities;

     4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions or (b) lending portfolio securities, provided that the Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);*

     5. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 (the "1933 Act") on the grounds that the Fund could be regarded as an underwriter as defined by the 1933 Act with respect to such resale;

     6. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

     7. Make margin purchases of securities, except for the use of such short-term credits as are needed for clearance of transactions;

     8. Sell securities short or maintain a short position, except short sales against-the-box.


         Restrictions 1 through 8 above (except the portions in parentheses) are "fundamental," which means that they cannot be changed without the vote of a majority of the outstanding voting securities of the Fund (defined by the Investment Company Act of 1940 as the lesser of (i) 67% of the Fund's shares present at a meeting if more than 50% of the shares outstanding are present or
(ii) more than 50% of the Fund's outstanding shares). In addition, the Fund is subject to a number of restrictions that may be changed by the Board of Directors without shareholder approval. Under those non-fundamental restrictions, the Fund will not:

     a. Invest in companies for the purpose of management or the exercise of control;

     b. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales;

------------
* The Fund has no present intention of lending its portfolio securities.

     c. Purchase or sell commodities or commodity contracts, except that it may enter into forward contracts and may sell commodities received by it as distributions on portfolio investments; and

     d. Purchase or sell put and call options on securities or on futures contracts.

         Notwithstanding the foregoing investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.


                           MORE FACTS ABOUT THE TRUST

Mixed and Shared Funding

         As described in the Prospectus, the Trust serves as the funding medium for VA contracts and VLI policies of Participating Insurance Companies (as such term is defined therein). This is referred to as "mixed and shared funding." The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Board of Trustees monitors for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts of Participating Insurance Companies might be required to withdraw its investments in the Fund or shares of another portfolio of the Trust may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Distribution of The Fund's Shares

         Pursuant to underwriting or distribution contracts with the Trust, Keyport Financial Services Corp. ("KFSC") serves as principal underwriter of the shares of the portfolios of the Trust (including the Fund) with respect to the sale of shares to Participating Insurance Companies that are affiliated with LASC and SoGen, and Liberty Funds Distributors, Inc. ("LFDI") serves as principal underwriter with respect the sale of such shares to Participating

Insurance Companies that are not so affiliated. KFSC and LFDI (collectively referred to as the "Distributors") are affiliates of LASC and SoGen through common control by LFC.

         The Fund has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund may pay the Distributors a quarterly distribution related fee at an annual rate not to exceed 0.25% of the average daily value of the Fund's net assets. Under the terms of the Plan, the Fund is authorized to make payments to the Distributors for remittance to a Participating Insurance Company in order to pay or reimburse such Participating Insurance Company for distribution and shareholder servicing-related expenses incurred or paid by it. Distribution expenses incurred in any fiscal year, which are not reimbursed from payment under the Plan accrued in such fiscal year, will not be carried over for payment under the Plan in any subsequent year.

         During the period from February 3, 1997 (commencement of operations) through December 31, 1997, the Fund incurred distribution related fees for expenditures under the Plan in the aggregate amount of $1,914, which constituted 0.25% of the Fund's average daily net assets during the period. Such amount was paid by the principal underwriter of the predecessor of the Fund to Participating Insurance Companies.

         Expenses payable pursuant to this Plan may include, but are not limited to, expenses relating to the preparation, printing and distribution of prospectuses to existing and prospective VA Contract or VLI Policy owners; development, preparation, printing and mailing of Fund advertisements; expenses relating to holding seminars and sales meetings designed to promote the distribution of Fund shares; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of the VA Contracts to the Fund; and financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of shares.

         The Plan provides that it will continue in effect only so long as its continuance is approved at least annually by the Trust's Board of Trustees and by the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements relating to the Plan (the "Independent Trustees"). In the case of an agreement relating to the Plan, the Plan provides that such agreement may be terminated, without penalty, by a vote of a majority of the Independent Trustees, or by a majority of the Fund's outstanding voting securities, on 60 days' written notice to the Distributors, and provides further that such agreement will automatically terminate in the event of its assignment. The Plan also states that it may not be amended to increase the maximum amount of the payments thereunder without the approval of a majority of the outstanding voting securities of the Fund. No material amendment to the Plan will, in any event, be effective unless it is approved by a vote of the directors and the Independent Trustees.

Organization

         The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed by the vote of two-thirds of the outstanding shares at a meeting called at the request of shareholders whose interests represent 10% or more of the outstanding shares.

         The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

         The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, special meetings may be called for purposes such as electing or removing Trustees or changing fundamental policies.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust's shareholders are the separate accounts of Participating Insurance Companies, and, in certain cases, the general account of Keyport. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund is also believed to be remote.

Trustees and Officers

         The Trustees and officers of the Trust, together with information as to their principal addresses and business occupations during the last five years, are shown below. An asterisk next to a name indicates that a Trustee is considered an "interested person" of the Trust (as defined in the 1940 Act).


===============================================================================================================
                                 Positions(s) held   Principal occupations
Name and Address                 with the Trust      during past five years
===============================================================================================================
Robert J Birnbaum                Trustee             Retired (formerly Special Counsel, Dechert Price &
                                                     Rhoads (law) from September, 1988 to December, 1993).
                                                     Director or Trustee: Colonial Funds, Liberty All-Star
                                                     Equity Fund, Liberty All-Star Growth Fund, Inc., The
                                                     Emerging Germany Fund.
-------------------------------- ------------------- ----------------------------------------------------------
Tom Bleasdale                    Trustee             Retired (formerly Chairman of the Board and Chief
                                                     Executive Officer, Shore Bank & Trust Company (banking)
                                                     from 1992 to 1993). Director or Trustee: Colonial Funds,
                                                     Empire Company Limited.
-------------------------------- ------------------- ----------------------------------------------------------
John Carberry*                   Trustee             Senior Vice President of Liberty Financial Companies,
                                                     Inc. 1998-present (prior thereto Managing Director,
                                                     Salomon Brothers Inc.).  Nominee for election as a
                                                     Trustee of the Colonial Funds.
-------------------------------- ------------------- ----------------------------------------------------------
Lora S. Collins                  Trustee             Attorney (formerly Attorney, Kramer, Levin, Naftalis &
                                                     Frankel (law) prior to November, 1996).  Trustee:
                                                     Colonial Funds.
-------------------------------- ------------------- ----------------------------------------------------------
James E. Grinnell                Trustee             Private Investor.  Director or Trustee: Colonial Funds,
                                                     Liberty All-Star Equity Fund, Liberty All-Star Growth
                                                     Fund, Inc.
-------------------------------- ------------------- ----------------------------------------------------------
Richard W. Lowry                 Trustee             Private Investor.  Director or Trustee: Colonial Funds,
                                                     Liberty All-Star Equity Fund, Liberty All-Star Growth
                                                     Fund, Inc.
-------------------------------- ------------------- ----------------------------------------------------------
William E. Mayer                 Trustee             Partner, Development Capital, LLC (investments);
                                                     formerly Dean of the College of Business and Management,
                                                     University of Maryland (higher education) from October,
                                                     1992 to November, 1996.  Director or Trustee: Colonial
                                                     Funds, Liberty All-Star Equity Fund, Hambrecht & Quist
                                                     Incorporated, Chart House Enterprises, Johns Manville.
-------------------------------- ------------------- ----------------------------------------------------------


===============================================================================================================
                                 Positions(s) held   Principal occupations
Name and Address                 with the Trust      during past five years
===============================================================================================================
Salvatore Macera                 Trustee             Private investor (formerly Executive Vice President of
                                                     Itek Corp. and President of Itek Optical & Electronic
                                                     Industries, Inc.).  Trustee of LVIT and SRVIT.
-------------------------------- ------------------- ----------------------------------------------------------
James L. Moody, Jr.              Trustee             Retired (formerly Chairman of the Board from May, 1994
                                                     to May 1997, Chief Executive Officer and Director from
                                                     May, 1973 to May, 1992, Hannaford Bros. Co. (food
                                                     distributor)).  Director or Trustee: Colonial Funds,
                                                     Penobscot Shoe Co., Staples, Inc., UNUM Corporation,
                                                     IDEXX Laboratories, Inc., Empire Company Limited.
-------------------------------- ------------------- ----------------------------------------------------------
John J. Neuhauser                Trustee             Dean of the School of Management, Boston College (higher
                                                     education). Director or Trustee: Colonial Funds, Liberty
                                                     All-Star Equity Fund, Liberty All-Star Growth Fund,
                                                     Inc., Hyde Athletic Industries, Inc.
-------------------------------- ------------------- ----------------------------------------------------------
Thomas E. Stitzel                Trustee             Professor of Finance, College of Business, Boise State
                                                     University; Business consultant and author.  Trustee of
                                                     LVIT and SRVIT.
-------------------------------- ------------------- ----------------------------------------------------------
Robert L. Sullivan               Trustee             Retired Partner, KPMG Peat Marwick LLP (management
                                                     consulting) (formerly self-employed Management
                                                     Consultant).  Trustee: Colonial Funds.
-------------------------------- ------------------- ----------------------------------------------------------
Anne-Lee Verville                Trustee             Consultant (formerly General Manager, Global Education
                                                     Industry from 1994 to 1997, and President, Applications
                                                     Solutions Division from 1991 to 1994, IBM Corporation).
                                                     Nominee for election as a Trustee of the Colonial Funds.
-------------------------------- ------------------- ----------------------------------------------------------


======================================================================================================================
                                   Positions(s) held        Principal occupations
Name and Address                   with the Trust           during past five years
======================================================================================================================
Timothy J. Jacoby                  Treasurer and Chief      Treasurer and Chief Financial Officer of the Colonial
One Financial Center               Financial Officer        Funds; Senior Vice President and Chief Financial Officer
Boston, MA  02111                                           of Colonial Management Associates, Inc.; formerly Senior
                                                            Vice President, Fidelity Accounting and Custody
                                                            Services, Inc. and Assistant Treasurer to the Fidelity
                                                            Group of Funds
---------------------------------- ------------------------ ----------------------------------------------------------
John E. Lennon                     Vice President           Vice President, Colonial
One Financial Center                                        Management Associates, Inc.
Boston, MA  02111
---------------------------------- ------------------------ ----------------------------------------------------------
Nancy L. Conlin                    None                     Director, Senior Vice President and General Counsel,
One Financial Center                                        Colonial Management Associates, Inc. (April, 1998 to
Boston, MA  02111                                           present); Vice President and Counsel (February, 1994 to
                                                            April, 1998); Partner, Mintz, Levin, Cohn, Ferris,
                                                            Glovsky & Popeo, prior thereto
---------------------------------- ------------------------ ----------------------------------------------------------
Andrea Feingold                    Vice President           Vice President, Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111
---------------------------------- ------------------------ ----------------------------------------------------------
James P. Haynie                    Vice President           Vice President, Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111
---------------------------------- ------------------------ ----------------------------------------------------------
Michael Rega                       Vice President           Vice President, Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111
---------------------------------- ------------------------ ----------------------------------------------------------
Carl C. Ericson                    Vice President           Senior Vice President (Vice President prior to 1996) and
One Financial Center                                        Manager of the Taxable Fixed Income Group, Colonial
Boston, MA  02111                                           Management Associates, Inc.
---------------------------------- ------------------------ ----------------------------------------------------------
John M. Mussey                     Vice President           President, Newport Fund Management, Inc.
580 California Street
San Francisco, CA 94104
---------------------------------- ------------------------ ----------------------------------------------------------


======================================================================================================================
                                   Positions(s) held        Principal occupations
Name and Address                   with the Trust           during past five years
======================================================================================================================
Ophelia Barsketis                  Vice President           Senior Vice President, Stein Roe
One South Wacker Drive
Chicago, Illinois 60606
---------------------------------- ------------------------ ----------------------------------------------------------
Deborah A. Jansen                  Vice President           Vice President and Senior Research Analyst, Stein Roe
One South Wacker Drive                                      (March 1996 to present and 1987 to January, 1995); from
Chicago, Illinois 60606                                     June 5, 1995 to June 30, 1995, Senior Equity Research
                                                            Analyst, BankOne Investment Advisers Corporation
---------------------------------- ------------------------ ----------------------------------------------------------
William R. Parmentier, Jr.         Vice President           Chief Investment Officer, LAMCO (April, 1995 to
600 Atlantic Avenue                                         present); Chief Investment Officer of Grumman
Boston, Massachusetts 02210                                 Corporation, 1979-1994
---------------------------------- ------------------------ ----------------------------------------------------------
Christopher S. Carabell            Vice President           Vice President, Investments, LAMCO (March, 1996 to
600 Atlantic Avenue                                         present); Associate Director, U.S. Equity Research,
Boston, Massachusetts 02210                                 Rogers Casey & Associates, January, 1995 to March,
                                                            1996; Director of Investments, Boy Scouts of America,
                                                            Inc., June, 1990 to January, 1995
---------------------------------- ------------------------ ----------------------------------------------------------
John A. Benning                    Assistant Secretary      Senior Vice President and General Counsel, Liberty
Federal Reserve Plaza                                       Financial Companies, Inc.
600 Atlantic Avenue
Boston, MA 02210
---------------------------------- ------------------------ ----------------------------------------------------------
Kevin M. Carome                    Secretary                Since August 1993, Associate General Counsel and Vice
Federal Reserve Plaza                                       President (since February 1995), Liberty Financial
600 Atlantic Avenue                                         Companies, Inc.; General Counsel, Stein Roe & Farnham
Boston, MA 02210                                            Incorporated (January 1998 to present)
================================== ======================== ==========================================================

         As indicated in the above table, certain Trustees and officers of the Trust also hold positions with LFC, LASC, KFSC, SoGen and/or certain of their affiliates. Certain of the Trustees and officers of the Trust hold comparable positions with certain other investment companies.

Compensation of Trustees

         The table set forth below presents certain information regarding the fees paid to the Trustees for their services in such capacity and total fees paid to them by all other investment companies affiliated with the Trust. Trustees do not receive any pension or retirement benefits from the Trust. No officers of the Trust or other individuals who are affiliated with the Trust receive any compensation from the Trust for services provided to it.


                               Compensation Table
-----------------------------------------------------------------------------------
                                                              Total Compensation
                                                              From the Trust and
                                                              Affiliated Investment
Name of Trustee            Aggregate 1997 Compensation*       Companies in 1997**
---------------            ---------------------------        ---------------------
Richard R. Christensen                    --                               --

John A. Bacon Jr.                    $12,500                          $33,500

Salvatore Macera                      12,500                           33,500

Dr. Thomas E. Stitzel                 12,500                           33,500

---------------
* Consists of Trustee fees in the amount of (i) a $5,000 annual retainer, (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.

** Includes Trustee fees paid by the Trust and Trustee fees paid by SteinRoe
   Variable Investment Trust.

Principal Holders of Securities

         All the shares of the portfolios of the Trust, including the Fund, are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VA contracts and VLI policies. Shares of some of the portfolios other than the Fund are held by the general account of Keyport. At all meetings of shareholders of the Fund, Participating Insurance Companies will vote the shares held of record by sub-accounts of their respective separate accounts as to which instructions are received from the VA contract and VLI policy owners on behalf of whom such shares are held only in accordance with such instructions. All such shares as to which no instructions are received (as well as, in the case of shares of other portfolios of the Trust held by Keyport, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with Keyport's general account shares being voted in the proportions determined by instructing owners of Keyport VA contracts and VLI policies). There is no requirement as to the minimum level of instructions which must be received from policy and contract owners. Accordingly, each Participating Insurance Company and Keyport disclaims beneficial ownership of the shares of the Fund and the other portfolios of the Trust held of record by the sub-accounts of their respective separate accounts (or, in the case of Keyport, its general account). No Participating Insurance Company has informed the Trust that it knows of any owner of a VA contract or VLI policy issued by it which on _______, 1998 owned beneficially 5% or more of the outstanding shares of the Fund.

Custodian

         The Chase Manhattan Bank, 3 Metro Tech Center, 8th Floor, Brooklyn, New York 11245, is the custodian for the Fund. The custodian is responsible for holding all securities and cash of the Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by persons authorized by the Trust. The custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund or the Trust. Portfolio securities of the Fund purchased in the U.S. are maintained in the custody of the custodian and may be entered into the Federal Reserve Book Entry system, or the security depository system of the Depository Trust Company or other securities depository systems. Portfolio securities purchased outside the U.S. are maintained in the custody of various foreign branches of the custodians and/or third party subcustodians, including foreign banks and foreign securities depositories.


                              OTHER CONSIDERATIONS

Portfolio Turnover

         Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by the Fund, and the Fund's annual portfolio turnover rate may vary significantly from year to year. A 100% turnover rate would occur if all of the securities in the Fund's portfolio were sold and either repurchased or replaced within one year. Although the Fund cannot predict its portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for the Fund will be no greater than ____%. The portfolio turnover rate of the Fund are shown under "Financial Highlights" in the Prospectus.

Suspension of Redemptions

         The right to redeem shares or to receive payment with respect to any redemption of shares of the Fund may only be suspended (i) for any period during which trading on the New York Stock Exchange ("NYSE") is restricted or the NYSE is closed, other than customary weekend and holiday closing, (ii) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Fund is not reasonably practicable, or (iii) for such other periods as the SEC may by order permit for protection of shareholders of the Fund.

Valuation of Securities

         The assets of the Fund are valued as follows:

         Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Colonial (the Trust's pricing and bookkeeping agent) deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost when such cost approximates market value pursuant to procedures approved by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate as of 3:00 p.m. Eastern time. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Trustees.

         The net asset value of shares of each Fund is normally calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern time, on every day the NYSE is open for trading, except on days where both (i) the degree of trading in a Fund's portfolio securities would not materially affect the net asset value of that Fund's shares and (ii) no shares of a Fund were tendered for redemption and no purchase order was received. The NYSE is open Monday through Friday, except on the following holidays: New Year's Day, Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Portfolio Transactions

         SoGen is responsible for selecting members of securities exchanges, brokers and dealers (such members, brokers and dealers being hereinafter referred to as "brokers") for the execution of the Fund's portfolio transactions and, when applicable, the negotiation of commissions in connection therewith.

         Purchase and sale orders are usually placed with brokers who are selected by SoGen as being able to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable securities price, taking into account the other considerations as hereinafter set forth. The determination of what may constitute best execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by SoGen in determining the overall reasonableness of brokerage commissions.

         SoGen is authorized to allocate brokerage and principal business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), for the Fund and/or other accounts, if any, for which SoGen exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act) and, as to transactions as to which fixed minimum commission rates are not applicable, to cause the Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if SoGen in making the selection in question determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of SoGen overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion. In reaching such determination, SoGen is not required to place or attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services. In demonstrating that such determinations were made in good faith, SoGen must be prepared to show that all commissions were allocated and paid for purposes contemplated by the Fund's brokerage policy; that the research services provide lawful and appropriate assistance to SoGen in the performance of its investment decision-making responsibilities; and that the commissions paid were within a reasonable range. The determination that commissions were within a reasonable range will be based on any available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there will be taken into account the Fund's policies that (i) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to the Fund to obtain a favorable price than to pay the lowest commission, and (ii) the quality, comprehensiveness and frequency of research studies which are provided for SoGen are useful to SoGen in performing its services under the investment advisory contract with the Fund. Research services provided by brokers to SoGen are considered to be in addition to, and not in lieu of, services required to be performed by SoGen under such investment advisory contract. Research services provided by brokers include written reports, responses to specific inquiries and interviews with analysts. These services also include invitations to meetings arranged by such brokers with the management of companies in the Fund's portfolios or in which the Fund may invest.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to obtaining prices at least as favorable as those provided by other qualified brokers, SoGen may consider sales of VA Contracts and VLI Policies that are invested in shares of the Fund as a factor in the selection of brokers to execute portfolio transactions.

         The Fund has been advised by SoGen that it may combine brokerage orders for the Fund with orders from its other clients when placing such orders with brokers for execution. In the event orders are placed for the Fund and one or more other clients for the purchase or sale of the same security, the Fund and each such other client may share in each transaction in the proportion that each customer's order bears to the aggregate of such orders. The Fund's orders are accorded priority over those received from SoGen for its own account or from any of its officers, directors or employees.

         For the period February 3, 1997 (commencement of operations) through December 31, 1997, the Fund's predecessor paid a total of $3,828 in brokerage commissions, with respect to portfolio transactions aggregating $867,702, all of which was placed with brokers or dealers who provided research and investment information. Of such amount, $329 in brokerage commissions (8.594% of the aggregate) with respect to portfolio transactions aggregating $70,482 (8.1228% of the aggregate) was placed with brokers or dealers who at the time were affiliates of the Fund's predecessor.


                             INVESTMENT PERFORMANCE

         The Fund may quote total return figures from time to time. Total return on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentages may be calculated by dividing the value of a share at the end of a given period by the value of the share at the beginning of the period and subtracting one.

         Average Annual Total Return is computed as follows:

                      ERV = P(1+T)(n)

         Where:       P      =     a hypothetical initial payment of $1,000
                      T      =     average annual total return
                      (n)    =     number of years
                      ERV    =     ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the period (or fractional portion thereof).

         For example, for a $1,000 investment in the Fund, the "Total Return", the "Total Return Percentage" and (where applicable) the "Average Annual Total Return" for the period from February 3, 1997 (commencement of operations) to December 31, 1997 were $_________, (2.30)% and (2.30)%, respectively.

         The foregoing figures assume reinvestment of all dividends and distributions. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The Fund's total return does not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies.


                                     HISTORY

         The Fund is the successor to a series, or portfolio (the "Predecessor Fund"), of SoGen Variable Funds, Inc., an investment company sponsored by SoGen and its then parent corporation and formed in September, 1995. The Predecessor Fund commenced operations on February 3, 1995, and, with approval by the shareholders of the Predecessor Fund, was reorganized into the Fund on ___________, 1999, following the acquisition of all the capital stock of SoGen from SoGen's former shareholders by LASC's indirect parent, Liberty Financial Companies, Inc.


                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

         The financial statements of the Predecessor Fund as at December 31, 1997 and for the period from February 3, 1997 (commencement of operations) to that date, together with the related Report of Independent Accountants, appearing in the December 31, 1997 Annual Report of the Predecessor Fund are incorporated into this Statement of Additional Information by reference. Such financial statements have been so incorporated by reference, and the Financial Highlights as at such date and for such period have been so included in the Prospectus, in reliance upon the report of KPMG Peat Marwick LLP, Certified Public Accountants, given on the authority of said firm as experts in accounting and auditing.

         The unaudited financial statements as at and for the six months ended June 30, 1998 appearing in the June 30, 1998 Semi-Annual Report of the Predecessor Fund are also incorporated into this Statement of Additional Information by reference.

         Copies of the December 31, 1997 Annual Report and the June 30, 1998 Semi-Annual Report of the Predecessor Fund may be obtained without charge by writing to Keyport Financial Services Corp. at 125 High Street, Boston, Massachusetts 02110 or other broker-dealers offering VA Contracts or VLI Policies of Participating Insurance Companies.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial Statements.

         (1) The following financial statements for each of the Funds in the Trust (other than Liberty All-Star Equity Fund, Variable Series ("All-Star Fund") and [SoGen] Overseas Fund, Variable Series ("Overseas Fund") are incorporated by reference into Part B of this filing from the Registrant's December 31, 1997 Annual Report:

         Independent Accountants' Report
         Schedule of Investments as of December 31, 1997
         Statement of Assets and Liabilities as of December 31, 1997
         Statement of Operations for the year or period ended December 31, 1997 Statement of Changes in Net Assets for the years or periods ended
            December 31, 1997 and 1996
         Financial Highlights for the years or periods ended December 31, 1997 and 1996

         (2) The following financial statements for the Overseas Fund are incorporated by reference into Part B of this filing from the December 31, 1997 Annual Report (in the case of the audited financial statements as at such date and for the period then ended) and the June 30, 1998 Semi-Annual Report (in the case of the unaudited financial statements as at such date and for the six months then ended) of the Overseas Fund's predecessor, SoGen Variable Funds, Inc. (see "History" in Part B).

         Schedule of Investments - December 31, 1997
         Statement of Assets and Liabilities - December 31, 1997
         Statement of Operations - For the Period February 3, 1997 (Commencement
            of Operations) to December 31, 1997
         Statement of Changes in Net Assets - For the Period February 3, 1997
            (Commencement of Operations) to December 31, 1997
         Notes to Financial Statements
         Independent Auditors' Report

         Schedule of Investments - June 30, 1998 (unaudited)
         Statement of Assets and liabilities - June 30, 1998 (unaudited) Statement of Operations for the Six Months ended June 30, 1998
            (unaudited)
         Statement of Changes in Net Assets for the Six Months ended June 30,
            1998 (unaudited)
         Notes to Financial Statements

(b)      Exhibits.


         1.            Agreement and Declaration of Trust (1)

         2.            By-Laws (1)

         3.            Not Applicable

         4.            Not Applicable

         5(a)(i). Management Agreement between the Trust, on behalf of each of Colonial Growth and Income Fund, Variable Series
                       ("GIF") (under its former name "Colonial-Keyport Growth and Income Fund") and Stein Roe Global Utilities Fund,
                       Variable Series ("GUF") (under its former name
                       "Colonial-Keyport Utilities Fund"), and Liberty Advisory
                       Services Corp. ("LASC") (2)(8)

         5(a)(ii).     Management Agreement between the Trust, on behalf of each
                       of Colonial International Fund For Growth, Variable
                       Series ("IFFG") (under its former name "Colonial-Keyport
                       International Fund For Growth"), Colonial U.S. Stock
                       Fund, Variable Series ("USSF") (under its former name
                       "Colonial-Keyport U.S. Fund For Growth") and Colonial
                       Strategic Income Fund, Variable Series ("SIF") (under its
                       former name "Colonial-Keyport Strategic Income Fund"),
                       and LASC. (3)(8)

         5(a)(iii)     Amendment No. 1 to Management Agreements listed as
                       Exhibits 5(a)(i) and 5(a)(ii). (5)(8)

         5(a)(iv).     Management Agreement between the Trust, on behalf of
                       Newport Tiger Fund, Variable Series ("NTF") (under its
                       former name "Newport-Keyport Tiger Fund"), and LASC.
                       (5)(8)

         5(a)(v) Management and Sub-Advisory Agreement between the Trust, on behalf of All-Star Fund, LASC and Liberty Asset
                       Management Company ("LAMCO").(9)

         5(a)(vi) Management Agreement between the Trust, on behalf of each of Colonial Small Cap Value Fund, Variable Series ("SCV") and Colonial High Yield Securities Fund, Variable Series
                       ("HYS"), and LASC.(10)

         5(a)(vii)     Form of Management Agreement between the Trust, on behalf
                       of the Overseas Fund, and LASC.

         5(b)(i).      [deleted]

         5(b)(ii).     Sub-Advisory Agreement among the Trust, on behalf of the
                       GIF, LASC and Colonial Management Associates, Inc.
                       ("Colonial"). (2)(8)



                                      C-2


         5(b)(iii).    Sub-Advisory Agreement among the Trust, on behalf of GUF,
                       LASC and Stein Roe & Farnham Incorporated ("Stein
                       Roe")(10).

         5(b)(iv).     Sub-Advisory Agreement among the Trust, on behalf of
                       IFFG, LASC and Colonial. (3)(8)

         5(b)(v).      [deleted]

         5(b)(vi).     Sub-Advisory Agreement among the Trust, on behalf of
                       USSF, LASC and Colonial. (4)(8)

         5(b)(vii).    [deleted]

         5(b)(viii).   Sub-Advisory Agreement among the Trust, on behalf of SIF,
                       LASC and Colonial. (4)(8)

         5(b)(ix).     Sub-Advisory Agreement among the Trust, on behalf of NTF,
                       LASC and Newport Fund Management, Inc. ("Newport").
                       (5)(8)

         5(b)(x) Form of Portfolio Management Agreement among the Trust, on behalf of All-Star Fund, LAMCO and LAMCO's Portfolio
                       Managers.(9)

         5(b)(xi) Sub-Advisory Agreement among the Trust, on behalf of SCV, LASC and Colonial.(10)

         5(b)(xii)     Sub-Advisory Agreement among the Trust, on behalf of HYS,
                       LASC and Colonial.(10)

         5(b)(xiii)    Form of Sub-Advisory Agreement among the Trust, on behalf
                       of Overseas Fund, LASC and [Societe Generale Asset
                       Management Corp.]

         6(a).         Underwriting Agreement between the Trust and Keyport
                       Financial Services Corp. ("KFSC") (2)

         6(b)          Amendment No. One to KFSC Underwriting Agreement. (9)

         6(c)          Underwriting Agreement between the Trust and Colonial
                       Investment Services Inc., now Liberty Financial
                       Investments, Inc. ("LFII"). (9)

         7.            Not Applicable

         8.            Form of Custody Agreement between the Trust and The Chase
                       Manhattan Bank (11)



                                      C-3


         9(a)(i).      Joinder and Release Agreement with Respect to Transfer
                       Agency Agreement dated as of January 3, 1995 among the Trust, Liberty Investment Services, Inc. and Colonial
                       Investors Service Center, Inc. (including form of
                       Transfer Agency Agreement and Amendment No. One thereto)
                       (5)(8)

         9(a)(ii).     Amendment No. Two to Transfer Agency Agreement (5)(8)

         9(a)(iii).    Amendment No. Three to Transfer Agency Agreement (9)

         9(b).         Participation Agreement among the Trust, Keyport
                       Financial Services Corp., Keyport Life Insurance Company, and Liberty Life Assurance Company of Boston (2)(8)

         9(c)(i).      Pricing and Bookkeeping Agreement between the Trust and
                       Colonial (2)(8)

         9(c)(ii).     Amendment No. One to Pricing and Bookkeeping Agreement
                       (3)(8)

         9(c)(iii).    Amendment No. Two to Pricing and Bookkeeping Agreement
                       (5)(8)

         9(c)(iv)      Amendment No. Three to Pricing and Bookkeeping Agreement
                       (9)

         10. Opinion and consent of counsel as to the legality of the securities being registered (included with annual Rule
                       24f-2 Notices)

         11. Consent of Independent Accountants (to be filed by amendment)

         12.           Not Applicable

         13.           Not Applicable

         14.           Not applicable

         15.           Not applicable

         16.           Calculation of Total Returns (7)

         17.           Financial Data Schedules as to Overseas Fund (12)

         18.           Not applicable

         19(a). Power of Attorney executed by each Trustee of the Trust pertaining to this Registration Statement (6)

         (1) Incorporated by reference to Keyport Variable Investment Trust, Registration Statement on Form N-1A (33-59216) (the "Registration Statement"), as filed with the SEC on March 8, 1993.

         (2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, as filed with the SEC on June 11, 1993.

         (3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, as filed with the SEC on April 27, 1994.

         (4) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, as filed with the SEC on May 4, 1994.

         (5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, as filed on April 27, 1995.

         (6) Contained on Signature Pages to Post-Effective Amendment No. 3 to the Registration Statement, as filed with the SEC on April 27, 1994 (and incorporated therefrom by reference).

         (7) Incorporated by reference to Post-Effective Amendment No. 8 to this Registration Statement filed April, 1997.

         (8) Note: The name of the Trust was changed to "Liberty Variable Investment Trust" before the effective date of this amendment. Agreements designated by this note (8) were entered into under the Trust's original name ("Keyport Variable Investment Trust"). In addition, the name of LASC has also changed "Keyport Advisory Services Corp."

         (9) Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement filed August 29, 1997.

         (10) Incorporated by reference to Post-Effective Amendment No. 11 to this Registration Statement filed March 3, 1998.

         (11) Incorporated by reference to Post-Effective Amendment No. 12 to this Registration Statement filed April 30, 1998.

         (12) Incorporated by reference to Exhibit 27 to Post-Effective Amendment No. 2 of the Registration Statement on Form N-1A of the Overseas Fund's predecessor, SoGen Variable Funds, Inc. (File No. 33-96668).

Item 25. Persons Controlled by or Under Common Control with Registrant.

         Shares of the Trust registered pursuant to this Registration Statement will be offered and sold to Keyport Life Insurance Company ("Keyport"), a stock life insurance company organized under the laws of Rhode Island, and to certain of its separate investment accounts and certain of the respective separate investment accounts of Liberty Life Assurance Company of Boston ("Liberty Life"), a stock life insurance company organized as a Massachusetts corporation, and Independence Life & Annuity Company, a stock life insurance company organized under the laws of Rhode Island (formerly known as "Crown America Life Insurance Company" and thereafter formerly known as "Keyport America Life Insurance Company") ("Independence"), although it is not anticipated that shares of the Overseas Fund will be offered to separate investment accounts of Keyport, Liberty Life or Independence until May 1, 1999. Shares of the Registrant may also sold to other separate accounts of Keyport, Liberty Life, Independence or other life insurance companies as the funding medium for other insurance contracts and policies in addition to the currently offered contracts and policies. The purchasers of insurance contracts and policies issued in connection with such accounts will have the right to instruct Keyport, Liberty Life and Independence with respect to the voting of the Registrant's shares held by their respective separate accounts. Subject to such voting instruction rights, Keyport, Liberty Life, Independence and their respective separate accounts directly control the Registrant.

KFSC and LFII, the Trust's principal underwriters, LASC, the Trust's investment manager, Colonial, LASC's sub-adviser with respect to GIF, IFFG, USSF and SIF, Stein Roe, LASC's sub-adviser with respect to GUF, Newport, LASC's sub-adviser with respect to NTF, LAMCO, LASC's sub-adviser with respect to All-Star, ________________ (formerly "Societe Generale Asset Management Corp. and herein referred to as the "Overseas Sub-Advisor"), LASC's sub-advisor with respect to the Overseas Fund, Keyport and Independence are each wholly owned indirect (or, in the case of the Overseas Sub-Advisor, direct) subsidiaries of Liberty Financial Companies, Inc. ("Liberty Financial"), Boston, Massachusetts. Liberty Mutual Insurance Company ("Liberty Mutual"), Boston, Massachusetts, as of November 1, 1998 owned, indirectly, approximately 72.09% of the combined voting power of the outstanding voting stock of Liberty Financial (with the balance being publicly-held). Liberty Life is a 90%-owned subsidiary of Liberty Mutual.

Item 26. Number of Holders of Securities.

         As of November 1, 1998, the number of holders of shares of beneficial interest of each Fund of the Trust was as follows:


    Title of Class                       Number of Record Holders
    --------------                       ------------------------
Growth and Income Fund                              12
Global Utilities Fund                               10
International  Fund For Growth                      10
U.S. Stock Fund                                     10
Strategic Income Fund                               13
Tiger Fund                                          10
All-Star Fund
Overseas Fund

Item 27. Indemnification.

         Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registration's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

         Section 17(h) of the 1940 Act provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         To the extent required under the 1940 Act:

         (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

         (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad, faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

         (iii) Registrant will not advance attorney's fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Article Tenth also provides that its indemnification provisions are not exclusive.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         Registrant, its trustees and officers, its investment manager, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment manager or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

         In addition, LASC, Registrant's investment manager, maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any error, omission, or breach of any duty owed to the Trust or any Fund by the investment manager.

Item 28. Business and Other Connections of Investment Advisers

         Certain information pertaining to business and other connections of the Registrant's investment manager, LASC, Colonial, the sub-adviser to each of GIF, IFFG, USSF and SIF, Stein Roe, the sub-adviser to GUF, Newport, the sub-adviser to NTF, and LAMCO, the sub-adviser to All-Star, and each of J.P. Morgan Investment Management, Inc., Oppenheimer Capital, Westwood Management Corp., Wilke-Thompson Capital Management, Inc. and Boston Partners Asset Management, L.P., each of which firms serves as a Portfolio Manager to LAMCO, is incorporated herein by reference to the section of the Prospectus relating to GIF, IFFG, USSF, SIF, GUF, NTF and All-Star captioned "TRUST MANAGEMENT ORGANIZATIONS" and to the section of the Statement of Additional Information relating to those Funds captioned "INVESTMENT MANAGEMENT AND OTHER SERVICES." Certain information pertaining to the business and other connections of the Overseas Sub-Advisor is incorporated herein by reference to the section of the Prospectus relating to the Overseas Fund captioned "TRUST MANAGEMENT ORGANIZATIONS" and to the section of the Statement of Additional Information relating to the Overseas Fund captioned "INVESTMENT MANAGEMENT AND OTHER SERVICES".

         Set forth below is a list of each director and officer of LASC, and each director and certain officers of Colonial, Newport, the Overseas Sub-Advisor, LAMCO, and each of LAMCO's Portfolio Managers indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee.

Liberty Advisory Services, Inc.

         Liberty Advisory Services, Inc. is a direct wholly owned subsidiary of Keyport. Keyport is a direct wholly owed subsidiary of SteinRoe Services, Inc. ("SSI"). SSI is a direct wholly owned subsidiary of Liberty Financial. As stated above, Liberty Financial is an indirect majority owned subsidiary of Liberty Mutual.


---------------------------------------------------------------------------------------------------------------------
Name and Current Position with Adviser                           Other Positions During Past Two Fiscal Years
---------------------------------------------------------------------------------------------------------------------
Paul H. LeFevre, Jr.         President, Chief Executive          Executive Vice President, Senior Vice President
                             Officer and Chairman of the Board   and Chief Financial Officer of Keyport
                             of Directors
---------------------------- ----------------------------------- ----------------------------------------------------
Bernard R. Beckerlegge       Senior Vice President and General   Senior Vice President and General Counsel of
                             Counsel                             Keyport
---------------------------- ----------------------------------- ----------------------------------------------------
Stewart R. Morrison          Senior Vice President and Chief     Senior Vice President  and Chief Investment
                             Investment Officer                  Officer of Keyport
---------------------------- ----------------------------------- ----------------------------------------------------
Francis E. Reinhart          Senior Vice President               Senior Vice President, Chief Information Officer
                                                                 and Chief Administrative Officer of Keyport; Vice
                                                                 President - Administration of KFSC
---------------------------- ----------------------------------- ----------------------------------------------------



                                      C-9


---------------------------- ----------------------------------- ----------------------------------------------------
Mark R. Tully                Senior Vice President               Senior Vice President and Chief Sales Officer of
                                                                 Keyport
---------------------------- ----------------------------------- ----------------------------------------------------
James J. Klopper             Vice President and Clerk            Vice President, Counsel and Secretary of Keyport;
                                                                 Clerk of KFSC
---------------------------- ----------------------------------- ----------------------------------------------------

         The business address of LASC and each individual listed in the foregoing table is c/o Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

Colonial

         Colonial is a direct wholly owned subsidiary of The Colonial Group, Inc. ("TCG"). TCG is a direct wholly owned subsidiary of Liberty Financial.


---------------------------------------------------------------------------------------------------------------------
Name and Current Position with Adviser                           Other Positions During Past Two Fiscal Years
---------------------------------------------------------------------------------------------------------------------
Stephen E. Gibson            President, Chief Executive          Managing Director, Marketing, of Putnam Mutual
                             Officer and Chairman of the Board   Funds, Inc.
                             of Directors
---------------------------- ----------------------------------- ----------------------------------------------------
Nancy L. Conlin              Senior Vice President, General      Vice President and Counsel
                             Counsel and Director
---------------------------- ----------------------------------- ----------------------------------------------------
Timothy J. Jacoby            Senior Vice President, Chief        Senior Vice President of Fidelity Accounting and
                             Financial Officer and Treasurer     Custody Services, Inc.
---------------------------- ----------------------------------- ----------------------------------------------------
Davey S. Scoon               Executive Vice President and        Same
                             Director
---------------------------- ----------------------------------- ----------------------------------------------------

         The business address of Colonial and each individual listed in the foregoing table is c/o Colonial Management Associates, Inc., One Financial Place, Boston, Massachusetts 02111.

Newport

         Newport is a direct wholly owned subsidiary of Newport Pacific Management, Inc. ("Newport Pacific"). Newport Pacific is a direct wholly owned subsidiary of Liberty Newport Holdings, Ltd. ("LNH"). LNH is a direct wholly owned subsidiary of Liberty Financial.


---------------------------------------------------------------------------------------------------------------------
Name and Current Position with Adviser                           Other Positions During Past Two Fiscal Years
---------------------------------------------------------------------------------------------------------------------
John M. Mussey               President, Chief Executive          Holds same offices at Newport Pacific Management,
                             Officer and Chairman of the Board   Inc.
                             of Directors
---------------------------- ----------------------------------- ----------------------------------------------------



                                      C-10


---------------------------- ----------------------------------- ----------------------------------------------------
R James Carlson              Chief Operating Officer,            Holds same offices at Newport Pacific Management,
                             Treasurer, Secretary and Chief      Inc.; Controller and Compliance Officer of Spare,
                             Compliance Officer                  Kaplan, Bischel & Associates, Inc., San Francisco
---------------------------- ----------------------------------- ----------------------------------------------------
Kenneth R. Leibler           Director                            President, Chief Executive Officer and Director of
                                                                 Liberty Financial
---------------------------- ----------------------------------- ----------------------------------------------------
Lindsay Cook                 Senior Vice President and Director  Executive Vice President since February 1997;
                                                                 Senior Vice President of Liberty Financial prior
                                                                 thereto
---------------------------- ----------------------------------- ----------------------------------------------------
Thomas R. Tuttle             Senior Vice President               Senior Vice President of Newport Pacific
                                                                 Management, Inc.
---------------------------- ----------------------------------- ----------------------------------------------------
Robert B. Cameron            Senior Vice President               Senior Vice President of Newport Pacific
                                                                 Management, Inc.
---------------------------- ----------------------------------- ----------------------------------------------------
Michael Ellis                Senior Vice President               Senior Vice President of Newport Pacific
                                                                 Management, Inc.
---------------------------- ----------------------------------- ----------------------------------------------------
Christopher H. Legallet      Senior Vice President               Senior Vice President of Newport Pacific
                                                                 Management, Inc.; Managing Director of Jupiter
                                                                 Asset Management (Asia) Ltd., Hong Kong
---------------------------- ----------------------------------- ----------------------------------------------------
David Richie Smith           Senior Vice President               Senior Vice President of Newport Pacific
                                                                 Management, Inc.
---------------------------- ----------------------------------- ----------------------------------------------------


         The principal business address of Newport and Messrs. Mussey and Tuttle and Mss. Frantz and Couch is 580 California Street, Suite 1960, San Francisco, California 94104. The principal address of each other person listed in the preceding table is 600 Atlantic Avenue, Suite 2400, Boston, Massachusetts 02210.

The Overseas Sub-Advisor

         The Overseas Sub-Advisor is a direct wholly-owned subsidiary of Liberty Financial.


-----------------------------------------------------------------------------------------------------------------
                             Positions and Offices
Name                         with Overseas Sub-Advisor          Other Positions During Past Two Years
-----------------------------------------------------------------------------------------------------------------
Jean-Marie Eveillard         President and Director             None
---------------------------- ---------------------------------- -------------------------------------------------
Kenneth R. Leibler           Director                           President and Chief Executive Officer and
                                                                Director of Liberty Financial
---------------------------- ---------------------------------- -------------------------------------------------
Lindsay Cook                 Director                           Executive Vice President of Liberty Financial
---------------------------- ---------------------------------- -------------------------------------------------
Elizabeth Tobin              Vice President                     None
---------------------------- ---------------------------------- -------------------------------------------------
Charles de Vaulx             Vice President                     None
---------------------------- ---------------------------------- -------------------------------------------------
Philip J. Bafundo            Vice President                     Secretary and Treasurer, Overseas Sub-Advisor
---------------------------- ---------------------------------- -------------------------------------------------
J. Andrew Hilbert            Treasurer                          Senior Vice President and Chief Financial
                                                                Officer, Liberty Financial
---------------------------- ---------------------------------- -------------------------------------------------
Ignatius Chithelen           Vice President                     Securities Analyst, Overseas Sub-Advisor
---------------------------- ---------------------------------- -------------------------------------------------



                                      C-11


---------------------------- ---------------------------------- -------------------------------------------------
Sean J. McKeown              Vice President                     Operations Manager, Overseas Sub-Advisor
---------------------------- ---------------------------------- -------------------------------------------------
John A. Benning              Secretary                          Senior Vice President and General Counsel,
                                                                Liberty Financial
---------------------------- ---------------------------------- -------------------------------------------------

         The principal business address of the Overseas Sub-Advisor and Messrs. Eveillard, de Vaulx, Bafundo, Chithelen and McKeown and Ms. Tobin is 1221 Avenue of the Americas, New York, NY 10020. The principal business address of Messrs. Leibler, Cook, Hilbert and Benning is 600 Atlantic Avenue, Boston, MA 02210.

J.P. Morgan Investment Management, Inc.

         J.P. Morgan Investment Management, Inc. is a wholly-owned subsidiary of J.P. Morgan & Co., Incorporated.


------------------------------------------------------------------------------------------------------------
                                                                         Other Positions During Past
              Name and Current Position with Adviser                          Two Fiscal Years
------------------------------------------------------------------------------------------------------------
Frederick A. Nelson, III                   Managing Director                  --
------------------------------------------------------------------------------------------------------------
Henry D. Cavanna                           Managing Director                  --
------------------------------------------------------------------------------------------------------------
William B. Peterson                        Managing Director                  --
------------------------------------------------------------------------------------------------------------
William M. Riegel                          Managing Director                  --
------------------------------------------------------------------------------------------------------------
Timothy J. Devlin                          Vice President                     Vice President, Mitchell
                                                                              Hutchins Asset Management,
                                                                              Inc.
------------------------------------------------------------------------------------------------------------
Patrick Jakobson                           Vice President                     --
------------------------------------------------------------------------------------------------------------

         The principal business address of such firm and each such person is 552 Fifth Avenue, New York, New York 10036.

Oppenheimer Capital

         Oppenheimer Capital is a wholly-owned subsidiary of PIMCO Advisers L.P.


------------------------------------------------------------------------------------------------------------
                                                                        Other Positions During Past
         Name and Current Position with Adviser                              Two Fiscal Years
------------------------------------------------------------------------------------------------------------
George Long                          Chairman, Chief Executive               --
                                     Officer & Chief Investment
                                     Officer
------------------------------------------------------------------------------------------------------------
Frank LeCates                        Managing Director, Director             --
                                     of Research
------------------------------------------------------------------------------------------------------------
Pierre Daviron                       President, Oppenheimer                  --
                                     Capital International
------------------------------------------------------------------------------------------------------------
Robert Bluestone                     Managing Director, Fixed                --
                                     Income Management
------------------------------------------------------------------------------------------------------------
Joseph M. Rusbarsky                  Managing Director, Client               --
                                     Relations & Marketing
------------------------------------------------------------------------------------------------------------
Julius A. Nicolai                    Managing Director                       --
------------------------------------------------------------------------------------------------------------
John G. Lindenthal                   Managing Director                       --
------------------------------------------------------------------------------------------------------------
Herbert S. Fitzgibbon                Managing Director                       --
------------------------------------------------------------------------------------------------------------
Kenneth H. Mortenson                 Managing Director                       --
------------------------------------------------------------------------------------------------------------
Philip T. Rodilosso                  Managing Director                       --
------------------------------------------------------------------------------------------------------------
Eugene Vesell                        Managing Director                       --
------------------------------------------------------------------------------------------------------------
Dick Glasebrook                      Managing Director                       --
------------------------------------------------------------------------------------------------------------
Eileen P. Rominger                   Managing Director                       --
------------------------------------------------------------------------------------------------------------
Linda Ferrante                       Managing Director                       --
------------------------------------------------------------------------------------------------------------
Tom Rackley                          Managing Director                       --
------------------------------------------------------------------------------------------------------------
Johnathan K. Greenburg               Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Jeffrey Tarnoff                      Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Colin Glinsman                       Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
David Santry                         Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Thomas Scerbo                        Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Jeff Whittington                     Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Irv Rotkowitz                        Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Sandra Birnbaum                      Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Mary Ann Schreiber                   Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Paul Doane                           Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Geoff Mullen                         Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Brad Goldman                         Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Michael Borkan                       Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Malcolm Bishop                       Senior Vice President                   --
------------------------------------------------------------------------------------------------------------
Evan Weston                          Senior Vice President                   --
------------------------------------------------------------------------------------------------------------

         The business address of such firm and each such person is Oppenheimer Tower, World Financial Center, New York, New York 10281.

Boston Partners Asset Management, L.P.

         The firm is owned by its 39 partners. Desmond S. Heathwood is the sole General Partner. Its and his address is One Financial Center, Boston, Massachusetts 02111.

Westwood Management Corp.

         The firm is owned by Southwest Securities Group, Inc.


------------------------------------------------------------------------------------------------------------
                                                                        Other Positions During Past
         Name and Current Position with Adviser                              Two Fiscal Years
------------------------------------------------------------------------------------------------------------
Susan M. Byrne                   Director, President, Chief         Director of each of Southwest
                                 Executive Officer and Treasurer    Securities Group, Inc. and Westwood
                                                                    Trust
-------------------------------- ---------------------------------- ----------------------------------------
Jacquiline L. Finney             Secretary and Assistant                      --
                                 Treasurer
-------------------------------- ---------------------------------- ----------------------------------------

         The address of such firm and each such person is 300 Crescent Court, Suite 1320, Dallas, Texas 75201.

Wilke/Thompson Capital Management, Inc.

         The firm is employee owned. Mr. Thompson (see below) owns the controlling interest.


------------------------------------------------------------------------------------------------------------
                                                                   Other Positions During Past
         Name and Current Position with Adviser                          Two Fiscal Years
------------------------------------------------------------------------------------------------------------
Mark A. Thompson                 Director, Chairman             --
                                 and Principal Investment
                                 Officer
-------------------------------- ------------------------------ -------------------------------
Anthony L. Ventura               Director, President and        Partner of Wessels, Arnold &
                                 Chief Executive Officer        Henderson
-------------------------------- ------------------------------ -------------------------------
Dona L. Feick                    Portfolio Manager              --
-------------------------------- ------------------------------ -------------------------------
Stephen M. Kensinger             Portfolio Manager              --
-------------------------------- ------------------------------ -------------------------------

         The business address of such firm and each such person is 3800 Norwest Center, 90 South Seventh M. Street, Minneapolis, Minnesota 55402.

Item 29. Principal Underwriters

         (a) KFSC and LFII act as principal underwriters of the Registrant's shares on a best-efforts basis.

         KFSC also acts as principal underwriter for the following investment companies:

         SteinRoe Variable Investment Trust
                  Special Venture Fund, Variable Series
                  Growth Stock Fund, Variable Series
                  Balanced Fund, Variable Series
                  Mortgage Securities Fund, Variable Series
                  Money Market Fund, Variable Series

         LFII also acts as principal underwriter for the following investment companies:

         Colonial Trust I
                  Colonial High Yield Securities Fund
                  Colonial Income Fund
                  Colonial Strategic Income Fund
                  Colonial Tax-Managed Growth Fund

         Colonial Trust II
                  Colonial Government Money Market Fund
                  Colonial Intermediate U.S. Government Fund
                  Colonial Short Duration U.S. Government Fund
                  Colonial Newport Japan Fund
                  Colonial Newport Tiger Cub Fund
                  Newport Greater China Fund

         Colonial Trust III
                  Colonial Select Value Fund
                  The Colonial Fund
                  Colonial Federal Securities Fund
                  Colonial Global Equity Fund
                  Colonial International Horizons Fund
                  Colonial Strategic Balance Fund
                  Colonial International Fund For Growth

         Colonial Trust IV
                  Colonial Tax-Exempt Fund
                  Colonial Tax-Exempt Insured Fund
                  Colonial High Yield Municipal Fund
                  Colonial Utilities Fund
                  Colonial Intermediate Tax-Exempt Fund
                  Colonial Municipal Money Market Fund

         Colonial Trust V
                  Colonial California Tax-Exempt Fund
                  Colonial Connecticut Tax-Exempt Fund
                  Colonial Florida Tax-Exempt Fund
                  Colonial Massachusetts Tax-Exempt Fund
                  Colonial Michigan Tax-Exempt Fund
                  Colonial Minnesota Tax-Exempt Fund
                  Colonial New York Tax-Exempt Fund
                  Colonial North Carolina Tax-Exempt Fund
                  Colonial Ohio Tax-Exempt Fund

         Colonial Trust VI
                  Colonial U.S. Stock Fund
                  Colonial Small Cap Value Fund
                  Colonial Equity Income Fund
                  Colonial International Equity Fund
                  Colonial Aggressive Growth Fund

         Colonial Trust VII
                  Colonial Newport Tiger Fund
                  Colonial Intermediate High Income Fund
                  Colonial InterMarket Income Trust I
                  Colonial Municipal Income Trust
                  Colonial High Income Municipal Trust
                  Colonial Investment Grade Municipal Trust
                  LFC Utilities Trust
                  Colonial Global Utilities Fund

         Liberty Newport World Portfolio
                  Global Opportunity Fund
                  Newport Tiger Fund
                  Newport Pacific Fund
                  Stein Roe Latin America Fund

         (b) Set forth below is information concerning each director and officer of KFSC.


-------------------------------------------------------------------------------------------------------------
Name and Principal              Positions and Offices                          Positions and Offices with
Business Address*               with Underwriter                               the Registrant
-------------------------------------------------------------------------------------------------------------
John W. Rosensteel              Chairman and President                         None
------------------------------  ---------------------------------------------  ------------------------------
William L. Dixon                Vice President - Compliance                    None
------------------------------  ---------------------------------------------  ------------------------------

------------------
* The principal business address of KFSC and each person listed in the table is c/o Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

------------------------------  ---------------------------------------------  ------------------------------
Francis E. Reinhart             Vice President - Administration                None
                                and Director
------------------------------  ---------------------------------------------  ------------------------------
James J. Klopper                Clerk                                          None
------------------------------  ---------------------------------------------  ------------------------------
Donald A. Truman                Assistant Clerk                                None
------------------------------  ---------------------------------------------  ------------------------------

         Set forth below is information concerning each director and officer of LFII.


--------------------------------------- -------------------------------------- --------------------------------------
                                                                               Positions and Officers with the
Name and Principal Business Address*    Positions with Underwriter             Registrant
--------------------------------------- -------------------------------------- --------------------------------------
Stephen E. Gibson                       Chairman of the Board                            None
--------------------------------------- -------------------------------------- --------------------------------------
James Tambone                           Chief Executive Officer                          None
--------------------------------------- -------------------------------------- --------------------------------------
Lou Tasiopoulos                         President                                        None
--------------------------------------- -------------------------------------- --------------------------------------
Kevin O'Shea                            Managing Director                                None
--------------------------------------- -------------------------------------- --------------------------------------
C. Frazier Evans                        Managing Director                                None
--------------------------------------- -------------------------------------- --------------------------------------
John Bartlett                           Managing Director                                None
--------------------------------------- -------------------------------------- --------------------------------------
Marilyn Karagiannis                     Managing Director                                None
--------------------------------------- -------------------------------------- --------------------------------------
Elizabeth Clapp                         Senior Vice President                            None
--------------------------------------- -------------------------------------- --------------------------------------
Bryan Eckelman                          Senior Vice President                            None
--------------------------------------- -------------------------------------- --------------------------------------
David Feldman                           Senior Vice President                            None
--------------------------------------- -------------------------------------- --------------------------------------
Stephen A. Gerolkoulis                  Senior Vice President                            None
--------------------------------------- -------------------------------------- --------------------------------------
Keith H. VanEtten                       Senior Vice President                            None
--------------------------------------- -------------------------------------- --------------------------------------
Cynthia Erickson Zarker                 Senior Vice President                            None
--------------------------------------- -------------------------------------- --------------------------------------
Cynthia Davey                           Regional Senior Vice President                   None
--------------------------------------- -------------------------------------- --------------------------------------
Thomas Harrington                       Regional Senior Vice President                   None
--------------------------------------- -------------------------------------- --------------------------------------
Joseph Hodgkins                         Regional Senior Vice President                   None
--------------------------------------- -------------------------------------- --------------------------------------
David W. Kelson                         Regional Senior Vice President                   None
--------------------------------------- -------------------------------------- --------------------------------------
Gregory McCombs                         Regional Senior Vice President                   None
--------------------------------------- -------------------------------------- --------------------------------------
Ann R. Moberly                          Regional Senior Vice President                   None
--------------------------------------- -------------------------------------- --------------------------------------
Christopher Reed                        Regional Senior Vice President                   None
--------------------------------------- -------------------------------------- --------------------------------------
Michael W. Scott                        Regional Senior Vice President                   None
--------------------------------------- -------------------------------------- --------------------------------------
Judith Anderson                         Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Debra Babbitt                           Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Beth Brown                              Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Stacy Burtman                           Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------



                                      C-17

--------------------------------------- -------------------------------------- --------------------------------------
Patrick Campbell                        Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Marian Desilets                         Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Steve DiMaio                            Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Christopher Downey                      Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Cynthia Jones                           Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Mary McKenzie                           Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Catherne Menchin                        Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Patrick Morner                          Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Kevin Nolin                             Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Frank Quirk                             Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Rebecca Scarlott                        Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Lou Sideropoulos                        Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Deborah Young                           Vice President                                   None
--------------------------------------- -------------------------------------- --------------------------------------
Rick Ballou                             Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Gregory Carroll                         Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Daniel Chrzanowski                      Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Andrew Crossfield                       Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
James Devaney                           Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
John Donovan                            Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Kim P. Emerson                          Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Robert Fifield                          Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Matthew Goldberg                        Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Brian Guenard                           Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Terry M. Kelley                         Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Andrew Nerney                           Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Tracy Predmore                          Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
David Schulman                          Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Darren Smith                            Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Eric Studer                             Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
R. Andrew Sutton                        Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Brian Tuttle                            Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Paul Villanova                          Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Valerie Wess                            Regional Vice President                          None
--------------------------------------- -------------------------------------- --------------------------------------
Linda Brandon                           Assistant Vice President                         None
--------------------------------------- -------------------------------------- --------------------------------------
Diana Castagna                          Assistant Vice President                         None
--------------------------------------- -------------------------------------- --------------------------------------
Donna Donovan                           Assistant Vice President                         None
--------------------------------------- -------------------------------------- --------------------------------------
Thomas Gariepy                          Assistant Vice President                         None
--------------------------------------- -------------------------------------- --------------------------------------
Douglas Geer                            Assistant Vice President                         None
--------------------------------------- -------------------------------------- --------------------------------------
Leslie Moon                             Assistant Vice President                         None
--------------------------------------- -------------------------------------- --------------------------------------
Linda Raftery                           Assistant Vice President                         None
--------------------------------------- -------------------------------------- --------------------------------------
Peter Tufts                             Assistant Vice President                         None
--------------------------------------- -------------------------------------- --------------------------------------
John Vaccaro                            Assistant Vice President                         None
--------------------------------------- -------------------------------------- --------------------------------------




                                      C-18


--------------------------------------- -------------------------------------- --------------------------------------
John Ziolkowski                         Assistant Vice President                         None
--------------------------------------- -------------------------------------- --------------------------------------
Philip J. Iudice, Jr.                   Treasurer and Chief Financial Officer            None
--------------------------------------- -------------------------------------- --------------------------------------
Nancy L. Conlin                         Clerk and Director                               None
--------------------------------------- -------------------------------------- --------------------------------------
Kevin S. Jacobs                         Assistant Clerk                                  None
--------------------------------------- -------------------------------------- --------------------------------------
John W. Reading                         Assistant Clerk                                  None
--------------------------------------- -------------------------------------- --------------------------------------
Davey S. Scoon                          Director                                         None
--------------------------------------- -------------------------------------- --------------------------------------

-------------
*  LFII's address is One Financial Center, Boston, MA  02111.

         (c) Not applicable.

Item 30. Location of Accounts and Records

         The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

         The Chase Manhattan Bank, 3 Chase Metro Tech Center, 8th Floor, Brooklyn, New York 11745, serves as custodian for the Trust. In such capacity, the custodian bank keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and other records relating to its duties as custodian. Liberty Funds Services, Inc. (formerly Colonial Investors Service Center, Inc.), One Financial Center, Boston, MA 02111, serves as the transfer agent and dividend disbursing agent for the Registrant, and in such capacities is responsible for records regarding each shareholder's account and all disbursements made to shareholders. In addition, LASC, pursuant to its Fund Management Agreements with the Registrant with respect to the Trust, has delegated to (i) Colonial, One Financial Center, Boston, Massachusetts 02111, and (ii) Liberty Financial Companies, Inc., 600 Atlantic Avenue, Boston, Massachusetts 02210, the obligation to maintain the records required pursuant to such agreements. Colonial also maintains all records pursuant to its Pricing and Bookkeeping Agreement with the Trust. KFSC, 125 High Street, Boston, Massachusetts 02110, and LFII, One Financial Center, Boston, MA 02111, serve as principal underwriters for the Trust, and in such capacity each such firm maintains all records required pursuant to its Underwriting Agreement with the Registrant.

Item 31.  Management Services

         LASC, pursuant to its Fund Managed Agreements with the Trust, has delegated its duties thereunder to provide certain administrative services to the Trust to Colonial and Liberty Financial.

Item 32.  Undertakings

         (a) Not applicable.

         (b) Not applicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 4th day of November, 1998.

                                               LIBERTY VARIABLE INVESTMENT TRUST
                                               (Registrant)


                                               By: /s/ RICHARD R. CHRISTENSEN*
                                                   -----------------------------
                                                   Richard R. Christensen
                                                   President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.



Signature                                            Title                              Date
---------                                            -----                              ----
/s/ RICHARD R. CHRISTENSEN*                          President and Trustee              November 4, 1998
-------------------------------------                (Principal Executive
Richard R. Christensen                               Officer)

/s/ TIMOTHY J. JACOBY                                Treasurer (Principal               November 4, 1998
-------------------------------------                Financial and Accounting
Timothy J. Jacoby                                    Officer)

/s/ JOHN A. BACON JR.*                               Trustee                            November 4, 1998
-------------------------------------
John A. Bacon Jr.

/s/ SALVATORE MACERA*                                Trustee                            November 4, 1998
-------------------------------------
Salvatore Macera

/s/ THOMAS E. STITZEL*                               Trustee                            November 4, 1998
-------------------------------------
Thomas E. Stitzel


                                                     By: /s/ KEVIN M. CAROME
                                                         -----------------------
                                                             Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit No.
-----------

5(a)(vii)   Form of Management Agreement between Registrant, on behalf of the
            Overseas Fund, and Liberty Advisory Services Corp.

5(b)(xii)   Form of Sub-Advisory Agreement among the Registrant, on behalf of the Overseas Fund, [Societe Generale Asset Management Corp.]